SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — 98.7%
Aerospace & Defense — 2.1%
General Dynamics Corp.	3,516	$465,202
Lockheed Martin Corp.	533	180,660
Northrop Grumman Corp.	2,703	817,793
The Boeing Co.	1,097	163,606
United Technologies Corp.	16,348	1,542,107
		3,169,368
Air Freight & Logistics — 0.2%
FedEx Corp.	2,957	358,566
		358,566
Airlines — 0.2%
Southwest Airlines Co.	9,285	330,639
		330,639
Banks — 1.4%
Citigroup, Inc.	44,246	1,863,641
The PNC Financial Services Group, Inc.	2,947	282,087
		2,145,728
Beverages — 2.5%
Constellation Brands, Inc., Class A	4,605	660,173
PepsiCo, Inc.	17,908	2,150,751
The Coca-Cola Co.	21,716	960,933
		3,771,857
Biotechnology — 3.9%
AbbVie, Inc.	28,341	2,159,301
Amgen, Inc.	1,581	320,516
Biogen, Inc.(1)	3,694	1,168,707
Gilead Sciences, Inc.	8,299	620,433
Regeneron Pharmaceuticals, Inc.(1)	1,468	716,810
Vertex Pharmaceuticals, Inc.(1)	3,383	804,985
		5,790,752
Building Products — 0.9%
Fortune Brands Home & Security, Inc.	14,318	619,253
Johnson Controls International PLC	23,935	645,288
		1,264,541
Capital Markets — 4.7%
Apollo Global Management, Inc.	22,113	740,786
E*TRADE Financial Corp.	23,167	795,091
Intercontinental Exchange, Inc.	10,867	877,510
KKR & Co., Inc., Class A	38,724	908,852
Partners Group Holding AG (Switzerland)	542	374,891
Quilter PLC (United Kingdom)(2)	322,978	471,987
The Charles Schwab Corp.	35,426	1,191,022
The Goldman Sachs Group, Inc.	10,952	1,693,070
		7,053,209
Chemicals — 1.4%
Albemarle Corp.	2,281	128,580
Dow, Inc.	11,544	337,546
DuPont de Nemours, Inc.	5,139	175,240
Eastman Chemical Co.	3,304	153,900
Ecolab, Inc.	1,343	209,280
Linde PLC	1,276	220,748
The Sherwin-Williams Co.	1,782	818,865
		2,044,159

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Commercial Services & Supplies — 0.3%
Waste Management, Inc.	4,515	$417,908
		417,908
Construction Materials — 0.1%
Summit Materials, Inc., Class A(1)	5,794	86,910
		86,910
Containers & Packaging — 0.6%
Avery Dennison Corp.	2,473	251,924
Ball Corp.	5,362	346,707
Packaging Corp. of America	2,641	229,318
		827,949
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	9,448	1,727,378
		1,727,378
Electric Utilities — 2.9%
American Electric Power Co., Inc.	12,870	1,029,343
Exelon Corp.	11,911	438,444
NextEra Energy, Inc.	4,961	1,193,716
NRG Energy, Inc.	58,082	1,583,315
		4,244,818
Electrical Equipment — 0.8%
Eaton Corp. PLC	15,222	1,182,597
		1,182,597
Entertainment — 4.5%
Activision Blizzard, Inc.	60,640	3,606,867
Live Nation Entertainment, Inc.(1)	33,239	1,511,045
Netflix, Inc.(1)	4,113	1,544,432
		6,662,344
Equity Real Estate Investment — 0.9%
Gaming and Leisure Properties, Inc. REIT	49,894	1,382,563
		1,382,563
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	3,860	1,100,602
Walmart, Inc.	20,038	2,276,717
		3,377,319
Food Products — 0.8%
Conagra Brands, Inc.	8,541	250,593
McCormick & Co., Inc.	4,226	596,753
Mondelez International, Inc., Class A	7,620	381,610
		1,228,956
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	13,258	1,046,189
Baxter International, Inc.	12,664	1,028,190
Becton Dickinson and Co.	897	206,104
Boston Scientific Corp.(1)	28,534	931,064
Danaher Corp.	6,110	845,685
Intuitive Surgical, Inc.(1)	805	398,644
Medtronic PLC	6,622	597,172
The Cooper Cos., Inc.	1,207	332,734
Zimmer Biomet Holdings, Inc.	1,277	129,079
		5,514,861
Health Care Providers & Services — 3.5%
Centene Corp.(1)	10,431	619,706

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Health Care Providers & Services — (continued)
Cigna Corp.	11,729	$2,078,144
Humana, Inc.	1,280	401,946
UnitedHealth Group, Inc.	8,212	2,047,908
		5,147,704
Hotels, Restaurants & Leisure — 1.5%
Aramark	8,792	175,576
Chipotle Mexican Grill, Inc.(1)	997	652,437
Hilton Worldwide Holdings, Inc.	9,254	631,493
Wynn Resorts Ltd.	6,598	397,134
Yum China Holdings, Inc.	8,954	381,709
		2,238,349
Household Products — 2.3%
The Clorox Co.	392	67,914
The Procter & Gamble Co.	29,843	3,282,730
		3,350,644
Industrial Conglomerates — 1.4%
3M Co.	3,697	504,677
General Electric Co.	51,627	409,918
Honeywell International, Inc.	4,473	598,443
Roper Technologies, Inc.	1,908	594,934
		2,107,972
Insurance — 2.8%
American International Group, Inc.	39,925	968,182
Assured Guaranty Ltd.	50,080	1,291,563
AXA S.A. (France)	40,115	694,668
Prudential PLC (United Kingdom)	100,273	1,279,988
		4,234,401
Interactive Media & Services — 5.3%
Alphabet, Inc., Class A(1)	4,375	5,083,531
Facebook, Inc., Class A(1)	16,677	2,781,724
		7,865,255
Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc.(1)	3,218	6,274,199
Booking Holdings, Inc.(1)	741	996,882
		7,271,081
IT Services — 6.1%
Fidelity National Information Services, Inc.	25,676	3,123,229
Fiserv, Inc.(1)	15,685	1,489,918
MasterCard, Inc., Class A	8,854	2,138,772
Visa, Inc., Class A	14,727	2,372,814
		9,124,733
Leisure Products — 0.3%
Hasbro, Inc.	6,840	489,402
		489,402
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	3,750	1,063,500
		1,063,500
Machinery — 0.4%
Deere & Co.	3,212	443,770
Parker-Hannifin Corp.	1,696	220,022
		663,792

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Media — 1.4%
Charter Communications, Inc., Class A(1)	4,697	$2,049,348
		2,049,348
Metals & Mining — 0.8%
Anglo American PLC (United Kingdom)	24,326	425,079
Freeport-McMoRan, Inc.	88,561	597,787
Newmont Corp.	4,922	222,868
		1,245,734
Multi-Utilities — 1.1%
Ameren Corp.	7,998	582,494
CMS Energy Corp.	7,127	418,711
Dominion Energy, Inc.	7,866	567,847
		1,569,052
Multiline Retail — 0.7%
Target Corp.	11,699	1,087,656
		1,087,656
Oil, Gas & Consumable Fuels — 2.3%
BP PLC (United Kingdom)	349,159	1,485,382
Cairn Energy PLC (United Kingdom)(1)	185,826	177,879
Cenovus Energy, Inc. (Canada)	249,320	503,140
Enterprise Products Partners LP	34,767	497,168
Phillips 66	9,343	501,252
The Williams Cos., Inc.	14,302	202,374
		3,367,195
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	4,369	243,528
Eli Lilly & Co.	1,756	243,592
Johnson & Johnson	14,212	1,863,620
Merck & Co., Inc.	22,260	1,712,684
Mylan N.V.(1)	21,588	321,877
Pfizer, Inc.	36,308	1,185,093
Zoetis, Inc.	5,656	665,655
		6,236,049
Professional Services — 1.4%
Clarivate Analytics PLC(1)	68,844	1,428,513
CoStar Group, Inc.(1)	1,174	689,385
		2,117,898
Road & Rail — 1.0%
Union Pacific Corp.	10,097	1,424,081
		1,424,081
Semiconductors & Semiconductor Equipment — 3.8%
Cree, Inc.(1)	24,100	854,586
NVIDIA Corp.	8,971	2,364,756
NXP Semiconductors N.V.	15,916	1,319,914
Texas Instruments, Inc.	11,155	1,114,719
		5,653,975
Software — 9.0%
Adobe, Inc.(1)	7,476	2,379,162
Dassault Systemes SE (France)	5,100	756,313
Microsoft Corp.	56,425	8,898,787
salesforce.com, Inc.(1)	9,201	1,324,760
		13,359,022
Specialty Retail — 2.7%
Advance Auto Parts, Inc.	2,061	192,333

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Specialty Retail — (continued)
Burlington Stores, Inc.(1)	1,790	$283,643
CarMax, Inc.(1)	8,603	463,099
The Home Depot, Inc.	15,176	2,833,511
The TJX Cos., Inc.	6,037	288,629
		4,061,215
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	19,412	4,936,278
HP, Inc.	38,854	674,505
		5,610,783
Textiles, Apparel & Luxury Goods — 0.8%
Levi Strauss & Co., Class A	15,275	189,868
Lululemon Athletica, Inc.(1)	903	171,164
NIKE, Inc., Class B	10,681	883,746
		1,244,778
Tobacco — 0.5%
Altria Group, Inc.	17,498	676,648
		676,648
Trading Companies & Distributors — 0.6%
United Rentals, Inc.(1)	5,169	531,890
Yellow Cake PLC (United Kingdom)(1)(2)	173,367	403,946
		935,836
Total Common Stocks
(Cost $153,895,286)		146,778,525

	Principal
	Amount	Value
Short–Term Investment — 1.4%
Repurchase Agreements — 1.4%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $2,157,000,
due 4/1/2020(3)	$ 2,157,000	2,157,000
Total Repurchase Agreements
(Cost $2,157,000)		2,157,000
Total Investments — 100.1%
(Cost $156,052,286)		148,935,525
Liabilities in excess of other assets — (0.1)%		(155,014)
Total Net Assets — 100.0%		$148,780,511

(1)Non–income–producing security.

(2)Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2020, the aggregate market value of these securities amounted to $875,933, representing 0.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(3)The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.25%	11/15/2024	$ 2,015,000	$ 2,205,133
Legend:
REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$140,708,392	$6,070,133*	$	— $	146,778,525
Repurchase Agreements	—	2,157,000		—	2,157,000
Total	$140,708,392	$8,227,133	$	— $	148,935,525

*Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — 95.7%
Aerospace & Defense — 3.8%
Curtiss-Wright Corp.	8,682	$802,304
Hexcel Corp.	17,494	650,602
Raytheon Co.	28,455	3,731,873
		5,184,779
Airlines — 1.2%
Delta Air Lines, Inc.	23,794	678,843
Southwest Airlines Co.	25,683	914,572
		1,593,415
Auto Components — 2.1%
BorgWarner, Inc.	47,065	1,146,974
Gentex Corp.	73,814	1,635,718
		2,782,692
Banks — 7.4%
Citigroup, Inc.	55,625	2,342,925
JPMorgan Chase & Co.	47,048	4,235,731
Wells Fargo & Co.	121,850	3,497,095
		10,075,751
Biotechnology — 4.9%
Alexion Pharmaceuticals, Inc.(1)	23,278	2,090,132
Amgen, Inc.	11,476	2,326,529
Gilead Sciences, Inc.	30,314	2,266,275
		6,682,936
Capital Markets — 2.4%
LPL Financial Holdings, Inc.	14,725	801,482
Northern Trust Corp.	9,150	690,459
The Goldman Sachs Group, Inc.	11,787	1,822,152
		3,314,093
Chemicals — 0.5%
LyondellBasell Industries N.V., Class A	14,367	713,034
		713,034
Communications Equipment — 3.5%
Cisco Systems, Inc.	60,838	2,391,542
F5 Networks, Inc.(1)	21,906	2,335,837
		4,727,379
Construction & Engineering — 1.6%
EMCOR Group, Inc.	22,266	1,365,351
Valmont Industries, Inc.	7,661	811,913
		2,177,264
Consumer Finance — 1.5%
Capital One Financial Corp.	40,881	2,061,220
		2,061,220
Distributors — 0.9%
LKQ Corp.(1)	57,934	1,188,226
		1,188,226
Diversified Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B(1)	29,141	5,327,849
		5,327,849
Diversified Telecommunication Services — 4.0%
Verizon Communications, Inc.	100,448	5,397,071
		5,397,071

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Electrical Equipment — 0.9%
Emerson Electric Co.	8,428	$401,594
Hubbell, Inc.	6,503	746,154
		1,147,748
Electronic Equipment, Instruments & Components — 2.6%
Dolby Laboratories, Inc., Class A	28,854	1,564,175
Keysight Technologies, Inc.(1)	12,858	1,075,958
Littelfuse, Inc.	6,439	859,091
		3,499,224
Equity Real Estate Investment — 2.3%
Mid-America Apartment Communities, Inc. REIT	12,350	1,272,420
Regency Centers Corp. REIT	47,360	1,820,045
		3,092,465
Food & Staples Retailing — 3.8%
Walmart, Inc.	45,310	5,148,122
		5,148,122
Health Care Providers & Services — 5.2%
Anthem, Inc.	8,759	1,988,643
Cigna Corp.(1)	14,231	2,521,449
Quest Diagnostics, Inc.	32,159	2,582,368
		7,092,460
Household Durables — 2.6%
D.R. Horton, Inc.	60,182	2,046,188
Garmin Ltd.	20,220	1,515,691
		3,561,879
Insurance — 5.6%
Aflac, Inc.	35,112	1,202,235
Fidelity National Financial, Inc.	57,564	1,432,192
Reinsurance Group of America, Inc.	13,366	1,124,615
The Allstate Corp.	42,317	3,881,739
		7,640,781
IT Services — 3.6%
Akamai Technologies, Inc.(1)	16,157	1,478,204
Cognizant Technology Solutions Corp., Class A	25,975	1,207,058
Leidos Holdings, Inc.	11,918	1,092,285
MAXIMUS, Inc.	17,989	1,046,960
		4,824,507
Machinery — 1.8%
Altra Industrial Motion Corp.	26,080	456,139
Crane Co.	28,446	1,398,974
The Middleby Corp.(1)	10,564	600,881
		2,455,994
Media — 4.4%
Comcast Corp., Class A	133,837	4,601,316
Discovery, Inc., Class A(1)	70,765	1,375,672
		5,976,988
Metals & Mining — 0.3%
BHP Group Ltd., ADR	10,450	383,411
		383,411
Multiline Retail — 1.5%
Target Corp.	22,324	2,075,462
		2,075,462

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	13,201	$956,545
ConocoPhillips	59,260	1,825,208
EOG Resources, Inc.	17,958	645,051
Exxon Mobil Corp.	26,795	1,017,406
Phillips 66	44,089	2,365,375
		6,809,585
Pharmaceuticals — 8.1%
Pfizer, Inc.	167,150	5,455,776
Roche Holding AG, ADR	134,490	5,456,259
		10,912,035
Professional Services — 0.5%
Robert Half International, Inc.	18,043	681,123
		681,123
Real Estate Management & Development — 1.8%
CBRE Group, Inc., Class A(1)	65,562	2,472,343
		2,472,343
Road & Rail — 0.7%
Kansas City Southern	6,987	888,607
		888,607
Semiconductors & Semiconductor Equipment — 0.5%
Lam Research Corp.	2,805	673,200
		673,200
Software — 0.7%
VMware, Inc., Class A(1)	8,283	1,003,071
		1,003,071
Specialty Retail — 2.9%
Advance Auto Parts, Inc.	15,917	1,485,375
Murphy USA, Inc.(1)	28,581	2,411,093
		3,896,468
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	2,552	648,948
		648,948
Tobacco — 2.7%
Philip Morris International, Inc.	49,346	3,600,284
		3,600,284
Total Common Stocks
(Cost $158,569,848)		129,710,414

	Principal
	Amount	Value
Short–Term Investment — 3.8%
Repurchase Agreements — 3.8%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $5,124,000,
due 4/1/2020(2)	$ 5,124,000	5,124,000
Total Repurchase Agreements
(Cost $5,124,000)		5,124,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2020 (unaudited)	Value
Total Investments — 99.5%
(Cost $163,693,848)	$134,834,414
Assets in excess of other liabilities — 0.5%	694,785
Total Net Assets — 100.0%	$135,529,199

(1)Non–income–producing security.

(2)The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.75%	8/31/2023	$ 4,820,000	$ 5,230,997

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$129,710,414	$—	$	— $	129,710,414
Repurchase Agreements	—	5,124,000		—	5,124,000
Total	$129,710,414	$5,124,000	$	— $	134,834,414

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — 98.0%
Aerospace & Defense — 2.8%
L3Harris Technologies, Inc.	647	$116,537
Northrop Grumman Corp.	463	140,081
		256,618
Automobiles — 0.9%
General Motors Co.	4,046	84,076
		84,076
Banks — 6.9%
Bank of America Corp.	7,629	161,963
Citigroup, Inc.	3,232	136,132
JPMorgan Chase & Co.	2,261	203,558
KeyCorp	8,041	83,385
Popular, Inc.	1,446	50,610
		635,648
Beverages — 1.9%
PepsiCo, Inc.	1,419	170,422
		170,422
Biotechnology — 2.7%
AbbVie, Inc.	1,227	93,485
Alexion Pharmaceuticals, Inc.(1)	648	58,184
BioMarin Pharmaceutical, Inc.(1)	687	58,052
Exact Sciences Corp.(1)	653	37,874
		247,595
Building Products — 2.4%
Masco Corp.	3,301	114,115
Trane Technologies PLC	1,235	101,999
		216,114
Communications Equipment — 2.0%
Cisco Systems, Inc.	4,661	183,224
		183,224
Electric Utilities — 2.8%
American Electric Power Co., Inc.	1,615	129,168
Xcel Energy, Inc.	2,060	124,218
		253,386
Entertainment — 3.0%
Electronic Arts, Inc.(1)	1,060	106,180
The Walt Disney Co.	1,755	169,533
		275,713
Equity Real Estate Investment — 2.5%
Medical Properties Trust, Inc. REIT	5,794	100,178
Prologis, Inc. REIT	1,639	131,727
		231,905
Food Products — 1.5%
Mondelez International, Inc., Class A	2,750	137,720
		137,720
Health Care Equipment & Supplies — 5.3%
Abbott Laboratories	2,246	177,232
Baxter International, Inc.	1,479	120,080
Medtronic PLC	2,056	185,410
		482,722

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Health Care Providers & Services — 1.5%
Cigna Corp.	805	$142,630
		142,630
Household Products — 1.3%
Kimberly-Clark Corp.	921	117,768
		117,768
Insurance — 1.3%
The Allstate Corp.	1,325	121,542
		121,542
Interactive Media & Services — 4.7%
Alphabet, Inc., Class C(1)	369	429,077
		429,077
Internet & Direct Marketing Retail — 5.0%
Amazon.com, Inc.(1)	237	462,084
		462,084
IT Services — 5.7%
Fidelity National Information Services, Inc.	1,317	160,200
International Business Machines Corp.	1,414	156,855
MasterCard, Inc., Class A	850	205,326
		522,381
Machinery — 1.1%
Stanley Black & Decker, Inc.	1,001	100,100
		100,100
Media — 2.9%
Comcast Corp., Class A	5,051	173,653
Discovery, Inc., Class A(1)	4,902	95,295
		268,948
Metals & Mining — 1.1%
Barrick Gold Corp.	5,562	101,896
		101,896
Multi-Utilities — 2.5%
Ameren Corp.	1,697	123,592
DTE Energy Co.	1,108	105,227
		228,819
Multiline Retail — 1.2%
Target Corp.	1,237	115,004
		115,004
Oil, Gas & Consumable Fuels — 2.0%
Chevron Corp.	2,026	146,804
EOG Resources, Inc.	1,129	40,554
		187,358
Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	1,822	101,558
Eli Lilly & Co.	1,221	169,377
Johnson & Johnson	2,010	263,572
		534,507
Road & Rail — 3.0%
Norfolk Southern Corp.	846	123,516
Union Pacific Corp.	1,112	156,836
		280,352

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 4.9%
Broadcom, Inc.	728	$172,609
NVIDIA Corp.	488	128,637
NXP Semiconductors N.V.	1,147	95,120
Qorvo, Inc.(1)	614	49,507
		445,873
Software — 10.2%
Adobe, Inc.(1)	543	172,804
Microsoft Corp.	4,004	631,471
NortonLifeLock, Inc.	6,911	129,305
		933,580
Specialty Retail — 2.1%
The Home Depot, Inc.	1,041	194,365
		194,365
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	1,451	368,975
		368,975
Tobacco — 1.7%
Philip Morris International, Inc.	2,108	153,800
		153,800
Wireless Telecommunication Services — 1.3%
T-Mobile U.S., Inc.(1)	1,395	117,040
		117,040
Total Common Stocks
(Cost $9,386,866)		9,001,242

	Principal
	Amount	Value
Short–Term Investment — 2.4%
Repurchase Agreements — 2.4%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $218,000,
due 4/1/2020(2)	$218,000	218,000
Total Repurchase Agreements
(Cost $218,000)		218,000
Total Investments — 100.4%
(Cost $9,604,866)		9,219,242
Liabilities in excess of other assets — (0.4)%		(34,723)
Total Net Assets — 100.0%		$9,184,519

(1)Non–income–producing security.

(2)The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.25%	11/15/2024	$ 205,000	$ 224,344
Legend:
REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$9,001,242	$—	$	— $	9,001,242
Repurchase Agreements	—	218,000		—	218,000
Total	$9,001,242	$218,000	$	— $	9,219,242

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — 99.0%
Australia — 1.9%
CSL Ltd.	7,502	$1,360,885
IDP Education Ltd.	136,607	949,809
		2,310,694
Cayman Islands — 4.3%
Alibaba Group Holding Ltd., ADR(1)	9,206	1,790,383
Sea Ltd., ADR(1)	30,219	1,339,004
Tencent Holdings Ltd.	40,400	1,969,967
		5,099,354
China — 1.2%
Ping An Insurance Group Co. of China Ltd., Class H	149,000	1,457,541
		1,457,541
Denmark — 6.3%
Genmab A/S(1)	8,199	1,664,215
Novo Nordisk A/S, Class B	64,354	3,881,926
Orsted A/S(2)	19,674	1,932,085
		7,478,226
Finland — 1.5%
Kone OYJ, Class B	31,621	1,794,758
		1,794,758
France — 7.2%
L'Oreal S.A.	11,148	2,926,193
LVMH Moet Hennessy Louis Vuitton SE	9,933	3,687,083
Safran S.A.	21,982	1,932,129
		8,545,405
Germany — 15.3%
adidas AG	10,031	2,307,609
Beiersdorf AG	19,113	1,944,813
Delivery Hero SE(1)(2)	31,723	2,405,560
Deutsche Boerse AG	13,442	1,846,503
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Reg S)	7,642	1,544,787
SAP SE	31,038	3,564,811
Symrise AG	17,030	1,612,834
Vonovia SE	30,712	1,513,832
Zalando SE(1)(2)	38,557	1,502,335
		18,243,084
Hong Kong — 5.1%
AIA Group Ltd.	421,000	3,787,443
Hong Kong Exchanges & Clearing Ltd.	75,800	2,276,367
		6,063,810
India — 1.1%
HDFC Bank Ltd., ADR	33,296	1,280,564
		1,280,564
Ireland — 1.5%
Linde PLC	9,810	1,770,160
		1,770,160
Japan — 15.1%
Daikin Industries Ltd.	17,500	2,134,056
Hoya Corp.	22,900	1,947,849
Kao Corp.	31,600	2,587,379
Keyence Corp.	9,300	3,001,254
Nidec Corp.	32,000	1,659,880
Shimano, Inc.	11,700	1,675,736
SMC Corp.	5,300	2,262,422

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Japan — (continued)
Sony Corp.	45,500	$2,704,666
		17,973,242
Luxembourg — 1.1%
Spotify Technology S.A.(1)	11,268	1,368,386
		1,368,386
Netherlands — 6.2%
Adyen N.V.(1)(2)	2,119	1,793,368
Airbus SE	23,547	1,527,805
ASML Holding N.V.	15,134	4,022,018
		7,343,191
Sweden — 3.3%
Assa Abloy AB, Class B	96,370	1,821,873
Atlas Copco AB, Class A	61,481	2,066,244
		3,888,117
Switzerland — 14.6%
Lonza Group AG (Reg S)(1)	6,042	2,513,781
Nestle S.A. (Reg S)	73,672	7,593,242
Partners Group Holding AG	1,959	1,355,002
Roche Holding AG	18,406	5,984,049
		17,446,074
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	33,906	1,620,368
		1,620,368
United Kingdom — 11.9%
Burberry Group PLC	60,955	997,232
Diageo PLC	102,838	3,293,765
InterContinental Hotels Group PLC	38,012	1,627,508
Intertek Group PLC	31,737	1,854,994
London Stock Exchange Group PLC	27,160	2,447,160
RELX PLC	101,539	2,185,170
Smith & Nephew PLC	101,902	1,808,311
		14,214,140
Total Common Stocks		117,897,114
(Cost $113,250,004)

	Principal
	Amount	Value
Short–Term Investment — 0.9%
Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $1,078,000,
due 4/1/2020(3)	$ 1,078,000	1,078,000
Total Repurchase Agreements		1,078,000
(Cost $1,078,000)
Total Investments — 99.9%		118,975,114
(Cost $114,328,004)
Assets in excess of other liabilities — 0.1%		173,202
Total Net Assets — 100.0%		$119,148,316

(1)Non–income–producing security.

(2)Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2020, the aggregate market value of these securities amounted to $7,633,348, representing 6.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(3)The table below presents collateral for repurchase agreements.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.25%	11/15/2024	$ 1,005,000	$ 1,099,831

Legend:

ADR — American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$2,310,694*	$	— $	2,310,694
Cayman Islands	3,129,387	1,969,967*		—	5,099,354
China	—	1,457,541*		—	1,457,541
Denmark	—	7,478,226*		—	7,478,226
Finland	—	1,794,758*		—	1,794,758
France	—	8,545,405*		—	8,545,405
Germany	—	18,243,084*		—	18,243,084
Hong Kong	—	6,063,810*		—	6,063,810
India	1,280,564	—		—	1,280,564
Ireland	—	1,770,160*		—	1,770,160
Japan	—	17,973,242*		—	17,973,242
Luxembourg	1,368,386	—		—	1,368,386
Netherlands	—	7,343,191*		—	7,343,191
Sweden	—	3,888,117*		—	3,888,117
Switzerland	—	17,446,074*		—	17,446,074
Taiwan	1,620,368	—		—	1,620,368
United Kingdom	—	14,214,140*		—	14,214,140
Repurchase Agreements	—	1,078,000		—	1,078,000
Total	$7,398,705	$111,576,409	$	— $	118,975,114

*Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — 95.8%
Canada — 3.7%
Canadian National Railway Co.	26,247	$2,052,126
Suncor Energy, Inc.	151,310	2,414,853
TMX Group Ltd.	23,154	1,723,758
		6,190,737
Cayman Islands — 1.3%
ENN Energy Holdings Ltd.	144,400	1,388,695
ESR Cayman Ltd.(1)(2)	384,400	826,661
		2,215,356
China — 1.8%
Ping An Insurance Group Co. of China Ltd., Class H	300,000	2,934,647
		2,934,647
Denmark — 2.3%
Carlsberg A/S, Class B	22,638	2,569,778
Vestas Wind Systems A/S	15,425	1,255,634
		3,825,412
Finland — 2.2%
Nordea Bank Abp	317,856	1,794,261
Sampo OYJ, Class A	64,144	1,876,189
		3,670,450
France — 13.6%
Air Liquide S.A.	26,198	3,357,979
BNP Paribas S.A.	38,024	1,146,242
Engie S.A.	325,403	3,366,013
Safran S.A.	34,033	2,991,364
Sanofi	60,842	5,356,576
Vinci S.A.	23,200	1,919,686
Vivendi S.A.	205,399	4,407,171
		22,545,031
Germany — 7.5%
Fresenius Medical Care AG & Co. KGaA	28,874	1,925,998
Infineon Technologies AG	97,065	1,453,901
Merck KGaA	12,144	1,259,242
SAP SE	51,724	5,940,662
Vonovia SE	37,438	1,845,365
		12,425,168
Indonesia — 0.3%
Bank Mandiri Persero Tbk PT	1,903,100	544,267
		544,267
Ireland — 4.4%
Medtronic PLC	59,779	5,390,870
Ryanair Holdings PLC, ADR(1)	34,378	1,825,128
		7,215,998
Israel — 1.2%
Bank Leumi Le-Israel BM	349,650	1,933,263
		1,933,263
Italy — 2.2%
Enel S.p.A.	525,376	3,656,837
		3,656,837
Japan — 15.3%
Asahi Group Holdings Ltd.	46,200	1,500,065
Daiwa House Industry Co. Ltd.	121,512	3,009,472
Hitachi Ltd.	107,400	3,126,396
Kao Corp.	40,630	3,326,747

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Japan — (continued)
Makita Corp.	72,600	$2,226,071
Nexon Co. Ltd.(1)	201,900	3,302,417
Nintendo Co. Ltd.	10,100	3,895,508
Sumitomo Mitsui Financial Group, Inc.	92,800	2,254,790
Suzuki Motor Corp.	46,200	1,105,469
Yamaha Corp.	40,700	1,586,553
		25,333,488
Luxembourg — 0.7%
ArcelorMittal S.A.	118,579	1,123,770
		1,123,770
Mexico — 0.6%
Arca Continental S.A.B. de C.V.	260,500	1,051,444
		1,051,444
Netherlands — 3.9%
ABN AMRO Bank N.V.(2)	115,769	950,308
Koninklijke DSM N.V.	27,802	3,159,256
Wolters Kluwer N.V.	32,435	2,306,121
		6,415,685
Norway — 2.9%
Equinor ASA	180,421	2,272,710
Telenor ASA	176,648	2,588,688
		4,861,398
Portugal — 0.8%
EDP - Energias de Portugal S.A.	131,171	529,197
Galp Energia SGPS S.A.	64,988	745,064
		1,274,261
Republic of Korea — 1.5%
Samsung Electronics Co. Ltd.	62,536	2,430,406
		2,430,406
Singapore — 2.1%
DBS Group Holdings Ltd.	131,380	1,717,816
NetLink NBN Trust	2,682,500	1,691,504
		3,409,320
Sweden — 2.6%
Assa Abloy AB, Class B	125,813	2,378,492
Epiroc AB, Class A	197,035	1,953,289
		4,331,781
Switzerland — 7.4%
ABB Ltd. (Reg S)	190,603	3,351,287
Novartis AG (Reg S)	86,841	7,176,978
Roche Holding AG	5,577	1,813,161
		12,341,426
United Kingdom — 17.5%
Aon PLC	19,974	3,296,509
BHP Group PLC	123,061	1,903,378
Compass Group PLC	126,500	1,976,513
Ferguson PLC	29,998	1,875,799
Howden Joinery Group PLC	153,925	974,982
Informa PLC	265,373	1,471,762
Network International Holdings PLC(1)(2)	145,982	716,433
Prudential PLC	258,193	3,295,842
RELX PLC	229,435	4,918,427
RSA Insurance Group PLC	288,736	1,500,860
Tesco PLC	1,250,073	3,539,910

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
United Kingdom — (continued)
Unilever PLC	69,472	$3,507,193
		28,977,608
Total Common Stocks		158,707,753
(Cost $191,003,124)
Preferred Stocks — 2.1%
Germany — 2.1%
Volkswagen AG, 3.00%	28,506	3,396,325
		3,396,325
Total Preferred Stocks		3,396,325
(Cost $5,235,355)

	Principal
	Amount	Value
Short–Term Investment — 2.1%
Repurchase Agreements — 2.1%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $3,559,000,
due 4/1/2020(3)	$ 3,559,000	3,559,000
Total Repurchase Agreements		3,559,000
(Cost $3,559,000)
Total Investments — 100.0%		165,663,078
(Cost $199,797,479)
Liabilities in excess of other assets — (0.0)%		(13,704)
Total Net Assets — 100.0%		$165,649,374

(1)Non–income–producing security.

(2)Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2020, the aggregate market value of these securities amounted to $2,493,402, representing 1.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(3)The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.75%	8/31/2023	$ 3,345,000	$ 3,630,225

Legend:

ADR — American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$6,190,737	$—	$	— $	6,190,737
Cayman Islands	—	2,215,356*		—	2,215,356
China	—	2,934,647*		—	2,934,647
Denmark	—	3,825,412*		—	3,825,412
Finland	—	3,670,450*		—	3,670,450
France	—	22,545,031*		—	22,545,031
Germany	—	12,425,168*		—	12,425,168
Indonesia	—	544,267*		—	544,267
Ireland	7,215,998	—		—	7,215,998
Israel	—	1,933,263*		—	1,933,263
Italy	—	3,656,837*		—	3,656,837
Japan	—	25,333,488*		—	25,333,488
Luxembourg	—	1,123,770*		—	1,123,770
Mexico	1,051,444	—		—	1,051,444
Netherlands	—	6,415,685*		—	6,415,685
Norway	—	4,861,398*		—	4,861,398
Portugal	1,274,261	—		—	1,274,261
Republic of Korea	—	2,430,406*		—	2,430,406
Singapore	—	3,409,320*		—	3,409,320
Sweden	—	4,331,781*		—	4,331,781
Switzerland	—	12,341,426*		—	12,341,426
United Kingdom	3,296,509	25,681,099*		—	28,977,608
Preferred Stocks
Germany	—	3,396,325*		—	3,396,325
Repurchase Agreements	—	3,559,000		—	3,559,000
Total	$19,028,949	$146,634,129	$	— $	165,663,078

*Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — 98.9%
Aerospace & Defense — 1.0%
Raytheon Co.	36,959	$4,847,173
		4,847,173
Beverages — 2.4%
Constellation Brands, Inc., Class A	38,888	5,574,984
Monster Beverage Corp.(1)	106,387	5,985,332
		11,560,316
Biotechnology — 3.5%
Biogen, Inc.(1)	9,736	3,080,276
Sarepta Therapeutics, Inc.(1)	23,291	2,278,325
Seattle Genetics, Inc.(1)	38,181	4,405,324
Vertex Pharmaceuticals, Inc.(1)	29,207	6,949,806
		16,713,731
Building Products — 0.8%
Fortune Brands Home & Security, Inc.	94,477	4,086,130
		4,086,130
Chemicals — 1.5%
PPG Industries, Inc.	48,128	4,023,501
The Sherwin-Williams Co.	6,686	3,072,351
		7,095,852
Commercial Services & Supplies — 0.8%
Copart, Inc.(1)	54,348	3,723,925
		3,723,925
Consumer Finance — 1.7%
American Express Co.	63,152	5,406,443
Capital One Financial Corp.	56,559	2,851,705
		8,258,148
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	67,059	3,603,080
		3,603,080
Electrical Equipment — 1.7%
AMETEK, Inc.	57,864	4,167,365
Eaton Corp. PLC	52,837	4,104,907
		8,272,272
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	36,520	3,406,220
Zebra Technologies Corp., Class A(1)	17,080	3,135,888
		6,542,108
Entertainment — 2.0%
Activision Blizzard, Inc.	91,604	5,448,606
The Walt Disney Co.	44,699	4,317,923
		9,766,529
Equity Real Estate Investment — 1.4%
American Tower Corp. REIT	30,768	6,699,732
		6,699,732
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	31,678	9,032,348
		9,032,348
Health Care Equipment & Supplies — 4.4%
Baxter International, Inc.	95,536	7,756,568
Becton Dickinson and Co.	20,288	4,661,574

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
Edwards Lifesciences Corp.(1)	23,411	$4,415,783
Teleflex, Inc.	15,949	4,670,824
		21,504,749
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	49,893	12,442,316
		12,442,316
Hotels, Restaurants & Leisure — 1.0%
McDonald's Corp.	28,906	4,779,607
		4,779,607
Household Products — 2.2%
Colgate-Palmolive Co.	94,696	6,284,027
The Procter & Gamble Co.	38,541	4,239,510
		10,523,537
Insurance — 0.8%
The Allstate Corp.	42,812	3,927,145
		3,927,145
Interactive Media & Services — 8.4%
Alphabet, Inc., Class A(1)	18,829	21,878,356
Facebook, Inc., Class A(1)	111,191	18,546,659
		40,425,015
Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.(1)	18,095	35,280,183
		35,280,183
IT Services — 8.6%
EPAM Systems, Inc.(1)	21,040	3,906,287
FleetCor Technologies, Inc.(1)	25,053	4,673,387
Global Payments, Inc.	43,409	6,260,880
GoDaddy, Inc., Class A(1)	79,538	4,542,415
Leidos Holdings, Inc.	7,700	705,705
MasterCard, Inc., Class A	58,732	14,187,302
PayPal Holdings, Inc.(1)	74,045	7,089,068
		41,365,044
Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.	27,569	7,818,568
		7,818,568
Machinery — 2.2%
Illinois Tool Works, Inc.	44,238	6,287,105
Nordson Corp.	30,555	4,127,064
		10,414,169
Pharmaceuticals — 2.7%
Allergan PLC	24,992	4,426,083
Eli Lilly & Co.	61,104	8,476,347
		12,902,430
Professional Services — 0.6%
Equifax, Inc.	26,426	3,156,586
		3,156,586
Road & Rail — 1.3%
Norfolk Southern Corp.	23,595	3,444,870

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Road & Rail — (continued)
Uber Technologies, Inc.(1)	98,022	$2,736,774
		6,181,644
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.(1)	127,394	5,793,879
Entegris, Inc.	72,082	3,227,111
KLA Corp.	31,375	4,509,843
Marvell Technology Group Ltd.	216,735	4,904,713
Micron Technology, Inc.(1)	87,636	3,685,970
Teradyne, Inc.	30,000	1,625,100
		23,746,616
Software — 17.2%
Adobe, Inc.(1)	36,463	11,603,985
DocuSign, Inc.(1)	52,517	4,852,571
Guidewire Software, Inc.(1)	40,150	3,184,297
Microsoft Corp.	243,902	38,465,784
salesforce.com, Inc.(1)	72,422	10,427,320
ServiceNow, Inc.(1)	23,679	6,785,928
SS&C Technologies Holdings, Inc.	76,803	3,365,507
Workday, Inc., Class A(1)	35,033	4,561,997
		83,247,389
Specialty Retail — 1.4%
The TJX Cos., Inc.	140,804	6,731,839
		6,731,839
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	146,891	37,352,912
		37,352,912
Textiles, Apparel & Luxury Goods — 3.2%
NIKE, Inc., Class B	94,451	7,814,876
PVH Corp.	45,682	1,719,470
Under Armour, Inc., Class C(1)	313,876	2,529,841
VF Corp.	67,478	3,649,210
		15,713,397
Total Common Stocks		477,714,490
(Cost $493,737,741)
Exchange–Traded Funds — 0.5%
iShares Russell 1000 Growth ETF	16,008	2,411,605
Total Exchange–Traded Funds		2,411,605
(Cost $2,743,995)

	Principal
	Amount	Value
Short–Term Investment — 1.0%
Repurchase Agreements — 1.0%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $4,855,000,
due 4/1/2020(2)	$ 4,855,000	4,855,000
Total Repurchase Agreements		4,855,000
(Cost $4,855,000)
Total Investments — 100.4%		484,981,095
(Cost $501,336,736)
Liabilities in excess of other assets — (0.4)%		(1,989,262)
Total Net Assets — 100.0%		$482,991,833

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

(1)Non–income–producing security.

(2)The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.75%	8/31/2023	$ 4,565,000	$ 4,954,253
Legend:
REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$477,714,490	$—	$	— $	477,714,490
Exchange–Traded Funds	2,411,605	—		—	2,411,605
Repurchase Agreements	—	4,855,000		—	4,855,000
Total	$480,126,095	$4,855,000	$	— $	484,981,095

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — 99.2%
Aerospace & Defense — 3.8%
Huntington Ingalls Industries, Inc.	6,977	$1,271,279
Northrop Grumman Corp.	4,289	1,297,637
Textron, Inc.	6,126	163,380
United Technologies Corp.	30,874	2,912,345
		5,644,641
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	13,284	1,240,991
		1,240,991
Airlines — 0.3%
Southwest Airlines Co.	13,728	488,854
		488,854
Auto Components — 0.2%
Lear Corp.	1,759	142,919
Magna International, Inc.	4,807	153,439
		296,358
Banks — 11.5%
Bank of America Corp.	242,608	5,150,568
Citigroup, Inc.	38,636	1,627,348
Fifth Third Bancorp	26,931	399,925
Huntington Bancshares, Inc.	63,451	520,933
JPMorgan Chase & Co.	52,393	4,716,942
KeyCorp	39,983	414,624
Truist Financial Corp.	44,092	1,359,797
Wells Fargo & Co.	100,986	2,898,298
		17,088,435
Beverages — 0.3%
Coca-Cola European Partners PLC	11,329	425,177
		425,177
Building Products — 0.8%
Owens Corning	32,347	1,255,387
		1,255,387
Capital Markets — 0.3%
The Charles Schwab Corp.	11,205	376,712
		376,712
Chemicals — 2.5%
Celanese Corp.	2,150	157,789
Corteva, Inc.	52,794	1,240,659
DuPont de Nemours, Inc.	44,571	1,519,871
FMC Corp.	8,067	658,993
PPG Industries, Inc.	1,774	148,306
		3,725,618
Communications Equipment — 0.6%
Cisco Systems, Inc.	21,329	838,443
		838,443
Construction Materials — 0.8%
CRH PLC, ADR	43,043	1,155,274
		1,155,274
Containers & Packaging — 0.1%
WestRock Co.	5,403	152,689
		152,689

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Diversified Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B(1)	38,365	$7,014,273
		7,014,273
Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	72,331	3,886,345
		3,886,345
Electric Utilities — 1.7%
Edison International	45,340	2,484,179
FirstEnergy Corp.	2,018	80,861
		2,565,040
Electrical Equipment — 1.9%
AMETEK, Inc.	7,776	560,027
Eaton Corp. PLC	29,330	2,278,648
		2,838,675
Food & Staples Retailing — 0.7%
The Kroger Co.	32,515	979,352
		979,352
Health Care Equipment & Supplies — 2.3%
Medtronic PLC	27,276	2,459,750
Zimmer Biomet Holdings, Inc.	9,978	1,008,576
		3,468,326
Health Care Providers & Services — 9.5%
AmerisourceBergen Corp.	25,832	2,286,132
Anthem, Inc.	12,960	2,942,438
Cigna Corp.	24,654	4,368,196
McKesson Corp.	17,044	2,305,372
UnitedHealth Group, Inc.	8,532	2,127,710
		14,029,848
Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp.	17,645	749,383
Wyndham Destinations, Inc.	17,094	370,940
Wyndham Hotels & Resorts, Inc.	11,022	347,303
		1,467,626
Household Durables — 1.1%
Lennar Corp., Class A	16,290	622,278
Mohawk Industries, Inc.(1)	12,478	951,323
		1,573,601
Household Products — 3.8%
Kimberly-Clark Corp.	15,659	2,002,316
The Procter & Gamble Co.	33,049	3,635,390
		5,637,706
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Energy Corp.	50,977	813,593
		813,593
Insurance — 8.9%
Aflac, Inc.	34,243	1,172,480
American International Group, Inc.	87,512	2,122,166
Chubb Ltd.	30,986	3,460,826
Everest Re Group Ltd.	9,264	1,782,579
Marsh & McLennan Cos., Inc.	8,286	716,408
Reinsurance Group of America, Inc.	2,034	171,141
The Progressive Corp.	36,588	2,701,658

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Insurance — (continued)
The Travelers Cos., Inc.	10,426	$1,035,823
		13,163,081
Interactive Media & Services — 2.1%
Alphabet, Inc., Class A(1)	1,970	2,289,041
Facebook, Inc., Class A(1)	4,875	813,150
		3,102,191
Internet & Direct Marketing Retail — 0.1%
Booking Holdings, Inc.(1)	116	156,057
		156,057
IT Services — 0.3%
Leidos Holdings, Inc.	4,324	396,295
		396,295
Machinery — 3.2%
Caterpillar, Inc.	7,213	836,997
Cummins, Inc.	7,738	1,047,106
Deere & Co.	10,496	1,450,127
Dover Corp.	15,957	1,339,431
		4,673,661
Media — 1.3%
Comcast Corp., Class A	57,006	1,959,866
		1,959,866
Metals & Mining — 3.3%
Barrick Gold Corp.	189,384	3,469,515
Newmont Corp.	19,424	879,519
Yamana Gold, Inc.	208,430	573,182
		4,922,216
Oil, Gas & Consumable Fuels — 3.5%
ConocoPhillips	42,379	1,305,273
Marathon Petroleum Corp.	55,799	1,317,972
Pioneer Natural Resources Co.	2,204	154,611
TOTAL S.A., ADR	21,896	815,407
Valero Energy Corp.	35,970	1,631,599
		5,224,862
Pharmaceuticals — 10.0%
GlaxoSmithKline PLC, ADR	64,354	2,438,373
Johnson & Johnson	35,755	4,688,553
Merck & Co., Inc.	30,871	2,375,215
Novartis AG, ADR	11,453	944,300
Novo Nordisk A/S, ADR	9,149	550,770
Pfizer, Inc.	118,347	3,862,846
		14,860,057
Professional Services — 0.1%
Robert Half International, Inc.	3,800	143,450
		143,450
Road & Rail — 1.8%
Kansas City Southern	10,182	1,294,947
Union Pacific Corp.	10,100	1,424,504
		2,719,451
Semiconductors & Semiconductor Equipment — 5.3%
Applied Materials, Inc.	4,764	218,287
KLA Corp.	10,803	1,552,823
Lam Research Corp.	6,955	1,669,200
Micron Technology, Inc.(1)	45,502	1,913,814

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
NXP Semiconductors N.V.	20,266	$1,680,659
ON Semiconductor Corp.(1)	12,636	157,192
Qorvo, Inc.(1)	8,125	655,119
		7,847,094
Software — 2.9%
Microsoft Corp.	10,271	1,619,839
Oracle Corp.	38,248	1,848,526
VMware, Inc., Class A(1)	6,287	761,356
		4,229,721
Specialty Retail — 3.6%
AutoZone, Inc.(1)	3,619	3,061,674
Best Buy Co., Inc.	29,371	1,674,147
Foot Locker, Inc.	19,157	422,412
Williams-Sonoma, Inc.	3,795	161,363
		5,319,596
Technology Hardware, Storage & Peripherals — 0.8%
Western Digital Corp.	27,844	1,158,867
		1,158,867
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	2,020	134,997
		134,997
Trading Companies & Distributors — 0.1%
United Rentals, Inc.(1)	1,062	109,280
		109,280
Total Common Stocks		147,083,706
(Cost $175,414,194)

	Principal
	Amount	Value
Short–Term Investment — 1.4%
Repurchase Agreements — 1.4%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $2,033,000,
due 4/1/2020(2)	$ 2,033,000	2,033,000
Total Repurchase Agreements		2,033,000
(Cost $2,033,000)
Total Investments — 100.6%		149,116,706
(Cost $177,447,194)
Liabilities in excess of other assets — (0.6)%		(858,205)
Total Net Assets — 100.0%		$148,258,501
(1) Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.75%	8/31/2023	$ 1,915,000	$ 2,078,290

Legend:

ADR—American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$147,083,706	$—	$	— $	147,083,706
Repurchase Agreements	—	2,033,000		—	2,033,000
Total	$147,083,706	$2,033,000	$	— $	149,116,706

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — 98.5%
Aerospace & Defense — 1.7%
United Technologies Corp.	48,900	$4,612,737
		4,612,737
Air Freight & Logistics — 2.8%
CH Robinson Worldwide, Inc.	28,864	1,910,797
United Parcel Service, Inc., Class B	61,146	5,712,259
		7,623,056
Auto Components — 0.6%
Aptiv PLC	35,600	1,752,944
		1,752,944
Beverages — 2.0%
Anheuser-Busch InBev S.A., ADR	59,628	2,630,787
Monster Beverage Corp.(1)	50,050	2,815,813
		5,446,600
Biotechnology — 4.2%
Alexion Pharmaceuticals, Inc.(1)	41,458	3,722,514
Amgen, Inc.	21,910	4,441,814
BioMarin Pharmaceutical, Inc.(1)	39,641	3,349,665
		11,513,993
Capital Markets — 1.1%
The Charles Schwab Corp.	89,279	3,001,560
		3,001,560
Chemicals — 1.6%
Ecolab, Inc.	27,481	4,282,364
		4,282,364
Consumer Finance — 1.6%
American Express Co.	51,043	4,369,791
		4,369,791
Entertainment — 2.0%
The Walt Disney Co.	57,819	5,585,316
		5,585,316
Equity Real Estate Investment — 2.2%
Equinix, Inc. REIT	9,667	6,037,718
		6,037,718
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	18,449	5,260,363
		5,260,363
Health Care Equipment & Supplies — 0.4%
Alcon, Inc.(1)	23,390	1,188,680
		1,188,680
Health Care Providers & Services — 3.4%
UnitedHealth Group, Inc.	37,977	9,470,704
		9,470,704
Industrial Conglomerates — 1.8%
Honeywell International, Inc.	37,598	5,030,237
		5,030,237
Interactive Media & Services — 9.3%
Alphabet, Inc., Class A(1)	2,951	3,428,915
Alphabet, Inc., Class C(1)	7,435	8,645,492

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Interactive Media & Services — (continued)
Facebook, Inc., Class A(1)	81,513	$13,596,368
		25,670,775
Internet & Direct Marketing Retail — 11.5%
Alibaba Group Holding Ltd., ADR(1)	29,336	5,705,265
Amazon.com, Inc.(1)	11,556	22,530,964
Booking Holdings, Inc.(1)	2,471	3,324,286
		31,560,515
IT Services — 8.6%
Akamai Technologies, Inc.(1)	71,915	6,579,503
Fidelity National Information Services, Inc.	38,157	4,641,418
Visa, Inc., Class A	76,307	12,294,584
		23,515,505
Life Sciences Tools & Services — 2.7%
Thermo Fisher Scientific, Inc.	26,072	7,394,019
		7,394,019
Media — 2.0%
Comcast Corp., Class A	159,462	5,482,304
		5,482,304
Oil, Gas & Consumable Fuels — 0.7%
Pioneer Natural Resources Co.	25,535	1,791,280
		1,791,280
Pharmaceuticals — 2.8%
Zoetis, Inc.	64,711	7,615,838
		7,615,838
Professional Services — 1.7%
IHS Markit Ltd.	78,847	4,730,820
		4,730,820
Road & Rail — 1.4%
Uber Technologies, Inc.(1)	133,322	3,722,350
		3,722,350
Semiconductors & Semiconductor Equipment — 5.6%
NVIDIA Corp.	25,193	6,640,875
QUALCOMM, Inc.	78,871	5,335,623
Texas Instruments, Inc.	34,422	3,439,791
		15,416,289
Software — 16.0%
Adobe, Inc.(1)	27,790	8,843,889
Microsoft Corp.	107,504	16,954,456
Nutanix, Inc., Class A(1)	96,822	1,529,788
Palo Alto Networks, Inc.(1)	19,674	3,225,749
salesforce.com, Inc.(1)	33,950	4,888,121
Splunk, Inc.(1)	37,401	4,721,128
VMware, Inc., Class A(1)	30,940	3,746,834
		43,909,965
Specialty Retail — 3.1%
Advance Auto Parts, Inc.	31,750	2,962,910
The Home Depot, Inc.	30,093	5,618,664
		8,581,574

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	44,846	$11,403,889
		11,403,889
Trading Companies & Distributors — 1.6%
WW Grainger, Inc.	17,709	4,400,687
		4,400,687
Total Common Stocks		270,371,873
(Cost $267,892,492)

	Principal
	Amount	Value
Short–Term Investment — 1.6%
Repurchase Agreements — 1.6%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $4,469,000,
due 4/1/2020(2)	$ 4,469,000	4,469,000
Total Repurchase Agreements		4,469,000
(Cost $4,469,000)
Total Investments — 100.1%		274,840,873
(Cost $272,361,492)
Liabilities in excess of other assets — (0.1)%		(322,642)
Total Net Assets — 100.0%		$274,518,231
(1) Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.75%	8/31/2023	$ 4,205,000	$ 4,563,556

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$270,371,873	$—	$	— $	270,371,873
Repurchase Agreements	—	4,469,000		—	4,469,000
Total	$270,371,873	$4,469,000	$	— $	274,840,873

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — 96.2%
Aerospace & Defense — 3.1%
L3Harris Technologies, Inc.	8,131	$1,464,556
Teledyne Technologies, Inc.(1)	4,322	1,284,801
		2,749,357
Airlines — 0.7%
Ryanair Holdings PLC, ADR(1)	12,041	639,257
		639,257
Auto Components — 0.4%
Visteon Corp.(1)	6,826	327,511
		327,511
Banks — 0.5%
SVB Financial Group(1)	2,720	410,938
		410,938
Biotechnology — 1.2%
Neurocrine Biosciences, Inc.(1)	7,445	644,365
Sarepta Therapeutics, Inc.(1)	4,338	424,343
		1,068,708
Building Products — 0.5%
Trane Technologies PLC	5,423	447,886
		447,886
Capital Markets — 5.7%
Cboe Global Markets, Inc.	8,012	715,071
LPL Financial Holdings, Inc.	30,788	1,675,791
MSCI, Inc.	2,761	797,818
TD Ameritrade Holding Corp.	53,133	1,841,590
		5,030,270
Commercial Services & Supplies — 2.1%
Cimpress PLC(1)	12,548	667,554
Ritchie Bros Auctioneers, Inc.	34,486	1,178,731
		1,846,285
Containers & Packaging — 1.1%
Sealed Air Corp.	41,020	1,013,604
		1,013,604
Diversified Consumer Services — 1.3%
frontdoor, Inc.(1)	13,553	471,373
ServiceMaster Global Holdings, Inc.(1)	27,114	732,078
		1,203,451
Electric Utilities — 0.4%
Alliant Energy Corp.	7,226	348,944
		348,944
Electrical Equipment — 1.9%
Sensata Technologies Holding PLC(1)	58,607	1,695,501
		1,695,501
Electronic Equipment, Instruments & Components — 5.9%
Belden, Inc.	12,192	439,887
Dolby Laboratories, Inc., Class A	18,581	1,007,276
Flex Ltd.(1)	108,649	909,935
National Instruments Corp.	34,046	1,126,242
TE Connectivity Ltd.	27,722	1,745,932
		5,229,272

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Entertainment — 0.5%
Liberty Media Corp-Liberty Formula One, Class C(1)	15,457	$420,894
		420,894
Equity Real Estate Investment — 4.3%
Crown Castle International Corp. REIT	15,901	2,296,104
Lamar Advertising Co., Class A REIT	30,549	1,566,553
		3,862,657
Health Care Equipment & Supplies — 7.7%
Boston Scientific Corp.(1)	56,855	1,855,179
Dentsply Sirona, Inc.	17,353	673,817
ICU Medical, Inc.(1)	3,885	783,877
STERIS PLC	1,768	247,467
Teleflex, Inc.	2,963	867,744
The Cooper Cos., Inc.	6,706	1,848,643
Varian Medical Systems, Inc.(1)	5,696	584,751
		6,861,478
Hotels, Restaurants & Leisure — 1.9%
Aramark	26,895	537,093
Dunkin' Brands Group, Inc.	22,297	1,183,971
		1,721,064
Industrial Conglomerates — 0.9%
Carlisle Cos., Inc.	6,126	767,465
		767,465
Insurance — 7.2%
Aon PLC	12,998	2,145,190
Intact Financial Corp. (Canada)	18,434	1,593,212
Willis Towers Watson PLC	6,516	1,106,742
WR Berkley Corp.	30,298	1,580,647
		6,425,791
Internet & Direct Marketing Retail — 0.5%
Wayfair, Inc., Class A(1)	8,428	450,392
		450,392
IT Services — 12.8%
Amdocs Ltd.	27,211	1,495,789
Broadridge Financial Solutions, Inc.	19,277	1,828,038
Edenred (France)	18,256	764,073
Euronet Worldwide, Inc.(1)	4,933	422,857
Fidelity National Information Services, Inc.	13,943	1,696,026
Global Payments, Inc.	13,388	1,930,951
GoDaddy, Inc., Class A(1)	29,297	1,673,152
WEX, Inc.(1)	14,819	1,549,326
		11,360,212
Life Sciences Tools & Services — 5.5%
IQVIA Holdings, Inc.(1)	10,961	1,182,253
PerkinElmer, Inc.	25,891	1,949,074
PRA Health Sciences, Inc.(1)	8,173	678,686
Waters Corp.(1)	5,891	1,072,457
		4,882,470
Machinery — 3.0%
Ingersoll Rand, Inc.(1)	19,422	481,666
Rexnord Corp.	42,430	961,888
The Middleby Corp.(1)	6,555	372,848

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Machinery — (continued)
Westinghouse Air Brake Technologies Corp.	18,131	$872,645
		2,689,047
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	9,910	552,383
Catalent, Inc.(1)	25,112	1,304,569
Elanco Animal Health, Inc.(1)	31,815	712,338
		2,569,290
Professional Services — 4.0%
CoStar Group, Inc.(1)	2,049	1,203,193
IHS Markit Ltd.	11,747	704,820
Verisk Analytics, Inc.	11,649	1,623,638
		3,531,651
Semiconductors & Semiconductor Equipment — 7.6%
KLA Corp.	11,438	1,644,098
Lam Research Corp.	5,208	1,249,920
Microchip Technology, Inc.	27,966	1,896,095
ON Semiconductor Corp.(1)	84,090	1,046,079
Xilinx, Inc.	11,368	886,022
		6,722,214
Software — 9.6%
Atlassian Corp. PLC, Class A(1)	9,266	1,271,851
Constellation Software, Inc. (Canada)	3,185	2,894,677
Nice Ltd., ADR(1)	16,536	2,373,908
SS&C Technologies Holdings, Inc.	45,615	1,998,849
		8,539,285
Specialty Retail — 1.5%
CarMax, Inc.(1)	17,188	925,230
Williams-Sonoma, Inc.	9,174	390,079
		1,315,309
Textiles, Apparel & Luxury Goods — 0.8%
Gildan Activewear, Inc.	54,312	693,021
		693,021
Trading Companies & Distributors — 0.7%
Ferguson PLC (United Kingdom)	9,376	586,289
		586,289
Total Common Stocks
(Cost $94,709,311)		85,409,513

	Principal
	Amount	Value
Short–Term Investment — 3.9%
Repurchase Agreements — 3.9%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $3,473,000,
due 4/1/2020(2)	$ 3,473,000	3,473,000
Total Repurchase Agreements
(Cost $3,473,000)		3,473,000
Total Investments — 100.1%
(Cost $98,182,311)		88,882,513
Liabilities in excess of other assets — (0.1)%		(99,504)
Total Net Assets — 100.0%		$88,783,009

(1) Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

(2) The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.75%	8/31/2023	$ 3,265,000	$ 3,543,403
Legend:
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$84,059,151	$1,350,362*	$	— $	85,409,513
Repurchase Agreements	—	3,473,000*		—	3,473,000
Total	$84,059,151	$4,823,362	$	— $	88,882,513

*Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — 96.6%
Auto Components — 1.7%
Aptiv PLC	30,837	$1,518,414
Lear Corp.	14,127	1,147,819
		2,666,233
Banks — 4.7%
Fifth Third Bancorp	138,332	2,054,230
PacWest Bancorp	78,806	1,412,203
Regions Financial Corp.	263,681	2,365,219
Zions Bancorporation N.A.	56,442	1,510,388
		7,342,040
Beverages — 1.9%
Molson Coors Beverage Co., Class B	76,844	2,997,684
		2,997,684
Building Products — 1.7%
Masco Corp.	78,368	2,709,182
		2,709,182
Capital Markets — 0.7%
Cboe Global Markets, Inc.	12,557	1,120,712
		1,120,712
Chemicals — 2.4%
Celanese Corp.	9,441	692,875
PPG Industries, Inc.	35,467	2,965,041
		3,657,916
Commercial Services & Supplies — 2.4%
Republic Services, Inc.	50,429	3,785,201
		3,785,201
Communications Equipment — 1.3%
Juniper Networks, Inc.	105,331	2,016,035
		2,016,035
Construction & Engineering — 2.2%
Jacobs Engineering Group, Inc.	42,919	3,402,189
		3,402,189
Containers & Packaging — 2.4%
AptarGroup, Inc.	14,120	1,405,505
International Paper Co.	245	7,627
Packaging Corp. of America	26,811	2,327,999
		3,741,131
Electric Utilities — 4.4%
American Electric Power Co., Inc.	41,786	3,342,044
FirstEnergy Corp.	88,833	3,559,539
		6,901,583
Electronic Equipment, Instruments & Components — 0.8%
FLIR Systems, Inc.	40,121	1,279,459
		1,279,459
Energy Equipment & Services — 1.1%
Baker Hughes Co.	74,281	779,950
National Oilwell Varco, Inc.	94,718	931,078
		1,711,028
Equity Real Estate Investment — 5.7%
American Campus Communities, Inc. REIT	76,395	2,119,961
Invitation Homes, Inc. REIT	153,103	3,271,811
Mid-America Apartment Communities, Inc. REIT	23,857	2,457,987

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Equity Real Estate Investment — (continued)
Park Hotels & Resorts, Inc. REIT	53,767	$425,297
VEREIT, Inc. REIT	137,552	672,629
		8,947,685
Health Care Equipment & Supplies — 7.5%
Alcon, Inc.(1)	99,905	5,077,172
Varian Medical Systems, Inc.(1)	38,731	3,976,124
Zimmer Biomet Holdings, Inc.	26,870	2,716,020
		11,769,316
Health Care Providers & Services — 4.1%
Humana, Inc.	12,166	3,820,367
Universal Health Services, Inc., Class B	25,277	2,504,445
		6,324,812
Hotels, Restaurants & Leisure — 3.8%
Norwegian Cruise Line Holdings Ltd.(1)	47,662	522,376
Vail Resorts, Inc.	13,135	1,940,171
Yum China Holdings, Inc.	80,064	3,413,128
		5,875,675
Household Durables — 2.2%
D.R. Horton, Inc.	42,962	1,460,708
Mohawk Industries, Inc.(1)	24,841	1,893,878
		3,354,586
Household Products — 3.0%
Reynolds Consumer Products, Inc.	161,003	4,696,458
		4,696,458
Industrial Conglomerates — 2.1%
Carlisle Cos., Inc.	26,412	3,308,895
		3,308,895
Insurance — 11.1%
Arch Capital Group Ltd.(1)	115,190	3,278,307
Brown & Brown, Inc.	126,710	4,589,436
Fidelity National Financial, Inc.	74,343	1,849,654
Loews Corp.	82,062	2,858,219
The Allstate Corp.	36,638	3,360,804
Willis Towers Watson PLC	7,963	1,352,516
		17,288,936
IT Services — 4.3%
Amdocs Ltd.	87,797	4,826,201
Euronet Worldwide, Inc.(1)	22,210	1,903,841
		6,730,042
Life Sciences Tools & Services — 1.2%
Charles River Laboratories International, Inc.(1)	15,208	1,919,402
		1,919,402
Machinery — 3.7%
Cummins, Inc.	16,065	2,173,916
Stanley Black & Decker, Inc.	36,464	3,646,400
		5,820,316
Media — 2.0%
Discovery, Inc., Class C(1)	180,062	3,158,287
		3,158,287

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Metals & Mining — 1.2%
Barrick Gold Corp.	98,202	$1,799,061
		1,799,061
Mortgage Real Estate Investment — 1.3%
Annaly Capital Management, Inc. REIT	398,463	2,020,207
		2,020,207
Oil, Gas & Consumable Fuels — 2.0%
Cimarex Energy Co.	27,328	459,930
Devon Energy Corp.	49,468	341,824
Hess Corp.	30,077	1,001,564
Valero Energy Corp.	20,018	908,017
WPX Energy, Inc.(1)	126,281	385,157
		3,096,492
Real Estate Management & Development — 2.3%
CBRE Group, Inc., Class A(1)	94,962	3,581,017
		3,581,017
Road & Rail — 2.5%
Kansas City Southern	31,054	3,949,448
		3,949,448
Semiconductors & Semiconductor Equipment — 1.5%
Analog Devices, Inc.	26,664	2,390,428
		2,390,428
Software — 0.4%
Synopsys, Inc.(1)	4,550	585,994
		585,994
Technology Hardware, Storage & Peripherals — 1.4%
NCR Corp.(1)	119,021	2,106,672
		2,106,672
Textiles, Apparel & Luxury Goods — 0.5%
PVH Corp.	21,687	816,299
		816,299
Trading Companies & Distributors — 2.8%
AerCap Holdings N.V.(1)	94,941	2,163,706
United Rentals, Inc.(1)	21,908	2,254,333
		4,418,039
Water Utilities — 2.3%
American Water Works Co., Inc.	29,650	3,544,954
		3,544,954
Total Common Stocks
(Cost $189,826,735)		150,833,414

	Principal
	Amount	Value
Short–Term Investment — 1.7%
Repurchase Agreements — 1.7%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $2,602,000,
due 4/1/2020(2)	$ 2,602,000	2,602,000
Total Repurchase Agreements
(Cost $2,602,000)		$2,602,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2020 (unaudited)	Value
Total Investments — 98.3%
(Cost $192,428,735)	$153,435,414
Assets in excess of other liabilities — 1.7%	2,620,870
Total Net Assets — 100.0%	$156,056,284

(1)Non–income–producing security.

(2)The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.75%	8/31/2023	$ 2,450,000	$ 2,658,909

Legend:

REIT—Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$150,833,414	$—	$	— $	150,833,414
Repurchase Agreements	—	2,602,000		—	2,602,000
Total	$150,833,414	$2,602,000	$	— $	153,435,414

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Agency Mortgage–Backed Securities — 24.0%
Federal Home Loan Mortgage Corp.
4.00% due 10/1/2049	$843,711	$930,162
Federal National Mortgage Association
3.50% due 8/1/2047	516,969	551,494
3.50% due 8/1/2047	3,560,623	3,788,218
3.50% due 8/1/2047	2,170,615	2,309,391
3.50% due 9/1/2047	4,280,068	4,553,928
3.50% due 9/1/2047	467,057	497,079
3.50% due 10/1/2047	2,328,133	2,477,578
3.50% due 3/1/2050	2,298,859	2,447,868
4.00% due 1/1/2048	1,021,078	1,125,682
Government National Mortgage Association
3.50% due 4/1/2050(1)	9,150,000	9,644,021
2012-144 AL
1.85% due 1/16/2053(2)(3)	1,832,746	1,785,926
2017-168 AS
2.70% due 8/16/2058	94,075	95,869
2017-41 AS
2.60% due 6/16/2057	75,792	77,020
2017-69 AS
2.75% due 2/16/2058	41,230	42,104
2017-71 AS
2.70% due 4/16/2057	904,490	922,783
2017-89 AB
2.60% due 7/16/2058	27,734	28,153
2017-90 AS
2.70% due 7/16/2057	36,263	36,978
Uniform Mortgage-Backed Securities
3.00% due 4/1/2050(1)	22,200,000	23,272,711
3.50% due 4/1/2050(1)	12,026,000	12,709,336
4.00% due 4/1/2050(1)	14,064,000	14,998,088
Total Agency Mortgage–Backed Securities
(Cost $80,843,163)		82,294,389
Asset–Backed Securities — 18.4%
ACC Trust
2018-1 B
4.82% due 5/20/2021(4)	158,771	157,830
2019-1 B
4.47% due 10/20/2022(4)	294,000	285,181
2019-1 C
6.41% due 2/20/2024(4)	500,000	490,964
Ally Master Owner Trust
2018-3 A
1.025% (LIBOR 1 Month + 0.32%) due 7/15/2022(2)	226,000	221,554
ALM VII Ltd.
2012-7A A2R2
3.681% (LIBOR 3 Month + 1.85%) due 7/15/2029(2)(4)	908,000	845,729
American Credit Acceptance Receivables Trust
2019-2 B
3.05% due 5/12/2023(4)	674,000	669,890
American Express Credit Account Master Trust
2017-3 A
1.77% due 11/15/2022	2,296,000	2,295,032
AmeriCredit Automobile Receivables Trust
2016-3 C
2.24% due 4/8/2022	1,904,160	1,886,145
2018-3 A2A
3.11% due 1/18/2022	97,867	97,820
2018-3 A2B
0.862% (LIBOR 1 Month + 0.25%) due 1/18/2022(2)	97,867	97,639
2019-1 A2A
2.93% due 6/20/2022	264,085	263,914

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Asset–Backed Securities — (continued)
2019-1 A2B
0.872% (LIBOR 1 Month + 0.26%) due 6/20/2022(2)	$292,150	$290,976
Ares XLI CLO Ltd.
2016-41A AR
3.031% (LIBOR 3 Month +1.20%) due 1/15/2029(2)(4)	1,450,000	1,398,310
2016-41A B
3.631% (LIBOR 3 Month + 1.80%) due 1/15/2029(2)(4)	500,000	464,090
Ascentium Equipment Receivables Trust
2017-1A A3
2.29% due 6/10/2021(4)	3,764	3,749
Avery Point VII CLO Ltd.
2015-7A BR
3.581% (LIBOR 3 Month + 1.75%) due 1/15/2028(2)(4)	400,000	365,713
2015-7A CR
4.281% (LIBOR 3 Month + 2.45%) due 1/15/2028(2)(4)	250,000	223,549
Avid Automobile Receivables Trust
2019-1 A
2.62% due 2/15/2024(4)	407,987	397,789
2019-1 B
2.82% due 7/15/2026(4)	500,000	474,783
Avis Budget Rental Car Funding AESOP LLC
2015-2A A
2.63% due 12/20/2021(4)	826,000	818,616
Benefit Street Partners CLO IV Ltd.
2014-IVA A1RR
3.069% (LIBOR 3 Month + 1.25%) due 1/20/2029(2)(4)	1,000,000	954,206
Benefit Street Partners CLO XIX Ltd.
2019-19A C
4.478% (LIBOR 3 Month + 2.60%) due 1/15/2033(2)(4)	250,000	220,092
2019-19A D
5.678% (LIBOR 3 Month + 3.80%) due 1/15/2033(2)(4)	250,000	185,134
BlueMountain CLO Ltd.
2016-1A BR
3.169% (LIBOR 3 Month + 1.35%) due 4/20/2027(2)(4)	822,000	745,670
BMW Vehicle Lease Trust
2019-1 A2
2.79% due 3/22/2021	326,705	326,808
BMW Vehicle Owner Trust
2019-A A2
2.05% due 5/25/2022	1,045,262	1,048,253
BSPRT Issuer Ltd.
2018-FL4 A
1.755% (LIBOR 3 Month + 1.05%) due 9/15/2035(2)(4)	522,000	497,527
Capital Auto Receivables Asset Trust
2018-1 A3
2.79% due 1/20/2022(4)	521,885	521,636
Carlyle U.S. CLO
2019-4A C
5.878% (LIBOR 3 Month + 4.00%) due 1/15/2033(2)(4)	264,480	192,850
CarMax Auto Owner Trust
2018-3 A2A
2.88% due 10/15/2021	85,694	85,779
2019-3 A2A
2.21% due 12/15/2022	306,183	307,072
Cedar Funding VI CLO Ltd.
2016-6A BR
3.419% (LIBOR 3 Month + 1.60%) due 10/20/2028(2)(4)	400,000	365,530
Chesapeake Funding II LLC
2017-2A A1
1.99% due 5/15/2029(4)	137,248	136,146
2017-3A A1
1.91% due 8/15/2029(4)	672,549	668,567

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Asset–Backed Securities — (continued)
CIFC Funding Ltd.
2019-6A D
5.857% (LIBOR 3 Month + 3.95%) due 1/16/2033(2)(4)	$250,000	$182,738
CPS Auto Receivables Trust
2017-D B
2.43% due 1/18/2022(4)	47,579	47,537
2018-B B
3.23% due 7/15/2022(4)	1,064,886	1,061,927
2018-B D
4.26% due 3/15/2024(4)	750,000	722,386
2019-B E
5.00% due 3/17/2025(4)	500,000	482,218
CPS Auto Trust
2018-C B
3.43% due 7/15/2022(4)	196,150	196,282
Discover Card Execution Note Trust
2017-A2 A2
2.39% due 7/15/2024	1,277,000	1,298,680
2019-A2 A
0.975% (LIBOR 1 Month + 0.27%) due 12/15/2023(2)	1,319,000	1,299,475
DLL Securitization Trust
2017-A A3
2.14% due 12/15/2021(4)	378,289	375,652
DRB Prime Student Loan Trust
2015-D A2
3.20% due 1/25/2040(4)	146,479	148,387
Drive Auto Receivables Trust
2016-BA D
4.53% due 8/15/2023(4)	751,254	752,690
2016-CA D
4.18% due 3/15/2024(4)	11,123	11,001
2017-1 D
3.84% due 3/15/2023	2,593,432	2,585,213
2017-AA D
4.16% due 5/15/2024(4)	23,268	23,211
2017-BA D
3.72% due 10/17/2022(4)	652,302	651,536
2017-BA E
5.30% due 7/15/2024(4)	2,100,000	2,113,916
2019-2 A2A
2.93% due 3/15/2022	1,866	1,866
Enterprise Fleet Financing LLC
2018-1 A2
2.87% due 10/20/2023(4)	138,776	138,077
First Investors Auto Owner Trust
2017-3A A2
2.41% due 12/15/2022(4)	12,786	12,728
Flagship Credit Auto Trust
2017-3 B
2.59% due 7/15/2022(4)	16,460	16,361
2017-4 A
2.07% due 4/15/2022(4)	2,264	2,257
2018-1 A
2.59% due 6/15/2022(4)	6,218	6,206
2018-3 A
3.07% due 2/15/2023(4)	571,427	571,776
2018-3 B
3.59% due 12/16/2024(4)	479,000	477,351
Ford Credit Auto Owner Trust
2016-2 A
2.03% due 12/15/2027(4)	2,000,000	1,999,822
2017-B A3
1.69% due 11/15/2021	438,350	436,117

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Asset–Backed Securities — (continued)
2019-C A2A
1.88% due 7/15/2022	$ 1,504,000	$1,497,628
Ford Credit Floorplan Master Owner Trust
2015-5 A
2.42% due 8/15/2022	697,000	692,643
Foursight Capital Automobile Receivables Trust
2016-1 A2
2.87% due 10/15/2021(4)	107	107
2018-1 B
3.53% due 4/17/2023(4)	100,000	99,295
Golden Credit Card Trust
2018-1A A
2.62% due 1/15/2023(4)	2,015,000	2,014,813
Halcyon Loan Advisors Funding Ltd.
2015-2A CR
3.944% (LIBOR 3 Month + 2.15%) due 7/25/2027(2)(4)	250,000	226,016
Hardee's Funding LLC
2018-1A A23
5.71% due 6/20/2048(4)	480,199	422,210
2018-1A A2II
4.959% due 6/20/2048(4)	756,480	673,284
Honda Auto Receivables Owner Trust
2019-1 A2
2.75% due 9/20/2021	859,255	860,299
Hyundai Auto Receivables Trust
2019-B A2
1.93% due 7/15/2022	288,000	287,292
Jamestown CLO IX Ltd.
2016-9A BR
4.469% (LIBOR 3 Month + 2.65%) due 10/20/2028(2)(4)	500,000	450,111
KKR CLO 18 Ltd.
18 B
3.527% (LIBOR 3 Month + 1.70%) due 7/18/2030(2)(4)	526,000	473,951
KVK CLO Ltd.
2016-1A C
4.981% (LIBOR 3 Month + 3.15%) due 1/15/2029(2)(4)	483,000	427,769
LCM XXIV Ltd.
24A A
3.129% (LIBOR 3 Month + 1.31%) due 3/20/2030(2)(4)	439,000	424,048
Longtrain Leasing III LLC
2015-1A A2
4.06% due 1/15/2045(4)	454,808	420,184
Madison Park Funding XXXVI Ltd.
2019-36A C
4.542% (LIBOR 3 Month + 2.60%) due 1/15/2033(2)(4)	277,545	245,844
2019-36A D
5.692% (LIBOR 3 Month + 3.75%) due 1/15/2033(2)(4)	467,877	352,512
Marble Point CLO XVII Ltd.
2020-1A A
2.196% (LIBOR 3 Month + 1.30%) due 4/20/2033(2)(4)	613,030	554,169
Master Credit Card Trust II
2018-1A A
1.414% (LIBOR 1 Month + 0.49%) due 7/21/2024(2)(4)	100,000	92,763
ME Funding LLC
2019-1 A2
6.448% due 7/30/2049(4)	1,116,390	1,110,626
Mercedes-Benz Auto Lease Trust
2018-B A2
3.04% due 12/15/2020	65,222	65,233
2018-B A3
3.21% due 9/15/2021	116,000	116,474
2019-A A3
3.10% due 11/15/2021	249,000	250,184

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Asset–Backed Securities — (continued)
MMAF Equipment Finance LLC
2017-AA A3
2.04% due 2/16/2022(4)	$609,860	$607,874
Mountain View CLO LLC
2017-1A AR
1.795% (LIBOR 3 Month + 1.09%) due 10/16/2029(2)(4)	561,712	525,201
Navient Private Education Refi Loan Trust
2018-DA A2A
4.00% due 12/15/2059(4)	368,000	380,569
Neuberger Berman Loan Advisers CLO 35 Ltd.
2019-35A D
5.603% (LIBOR 3 Month + 3.70%) due 1/19/2033(2)(4)	250,000	178,115
Nissan Auto Receivables Owner Trust
2016-A A4
1.59% due 7/15/2022	397,700	397,393
Northwoods Capital Ltd.
2019-20A C
4.701% (LIBOR 3 Month + 2.80%) due 1/25/2030(2)(4)	334,659	296,027
2019-20A D
6.151% (LIBOR 3 Month + 4.25%) due 1/25/2030(2)(4)	387,446	296,458
Octagon Investment Partners 29 Ltd.
2016-1A AR
2.981% (LIBOR 3 Month + 1.18%) due 1/24/2033(2)(4)	555,371	532,206
OHA Loan Funding Ltd.
2015-1A CR2
4.342% (LIBOR 3 Month + 2.65%) due 11/15/2032(2)(4)	250,000	221,909
Orec Ltd.
2018-CRE1 A
1.885% (LIBOR 1 Month + 1.18%) due 6/15/2036(2)(4)	645,000	582,381
Palmer Square Loan Funding Ltd.
2018-5A A2
3.219% (LIBOR 3 Month + 1.40%) due 1/20/2027(2)(4)	250,000	229,280
Pennsylvania Higher Education Assistance Agency
2006-1 B
2.064% (LIBOR 3 Month + 0.27%) due 4/25/2038(2)	35,610	32,035
Planet Fitness Master Issuer LLC
2019-1A A2
3.858% due 12/5/2049(4)	341,145	309,110
Regatta VI Funding Ltd.
2016-1A CR
3.869% (LIBOR 3 Month + 2.05%) due 7/20/2028(2)(4)	314,000	278,573
Regatta XVI Funding Ltd.
2019-2A C
4.603% (LIBOR 3 Month + 2.70%) due 1/15/2033(2)(4)	250,000	222,231
2019-2A D
5.803% (LIBOR 3 Month + 3.90%) due 1/15/2033(2)(4)	250,000	191,262
Santander Drive Auto Receivables Trust
2017-3 C
2.76% due 12/15/2022	9,103	9,001
2018-1 B
2.63% due 7/15/2022	155,144	155,082
2018-1 D
3.32% due 3/15/2024	35,000	33,871
SCF Equipment Leasing LLC
2018-1A A2
3.63% due 10/20/2024(4)	355,668	355,703
2019-1A C
3.92% due 11/20/2026(4)	1,298,000	1,277,050
2019-2A B
2.76% due 8/20/2026(4)	797,000	774,965
2019-2A C
3.11% due 6/21/2027(4)	579,000	546,712

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Asset–Backed Securities — (continued)
Shackleton CLO Ltd.
2019-14A A2
3.719% (LIBOR 3 Month + 1.90%) due 7/20/2030(2)(4)	$ 1,042,000	$950,432
SLC Student Loan Trust
2008-1 A4A
2.341% (LIBOR 3 Month + 1.60%) due 12/15/2032(2)	152,142	150,752
SoFi Professional Loan Program Trust
2017-F A1FX
2.05% due 1/25/2041(4)	171,864	171,677
2018-A A2A
2.39% due 2/25/2042(4)	149,623	149,636
2018-B A1FX
2.64% due 8/25/2047(4)	158,947	158,001
Sound Point CLO XI Ltd.
2016-1A AR
2.919% (LIBOR 3 Month + 1.10%) due 7/20/2028(2)(4)	370,000	357,868
Sound Point CLO XII Ltd.
2016-2A CR
4.419% (LIBOR 3 Month + 2.60%) due 10/20/2028(2)(4)	504,000	452,895
Sound Point CLO XV Ltd.
2017-1A C
4.306% (LIBOR 3 Month + 2.50%) due 1/23/2029(2)(4)	343,000	307,747
Synchrony Credit Card Master Note Trust
2017-1 A
1.93% due 6/15/2023	1,873,000	1,866,999
TCF Auto Receivables Owner Trust
2015-2A C
3.75% due 12/15/2021(4)	926,466	926,014
2016-1A B
2.32% due 6/15/2022(4)	69,000	68,398
2016-PT1A B
2.92% due 10/17/2022(4)	30,000	29,769
Textainer Marine Containers VII Ltd.
2019-1A A
3.96% due 4/20/2044(4)	365,107	311,023
Towd Point Asset Trust
2018-SL1 A
2.227% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(4)	459,121	443,273
TPG Real Estate Finance Issuer Ltd.
2018-FL2 A
1.93% (LIBOR 1 Month + 1.13%) due 11/15/2037(2)(4)	658,000	630,828
Trillium Credit Card Trust II
2018-2A A
1.275% (LIBOR 1 Month + 0.35%) due 9/26/2023(2)(4)	319,000	316,118
Westgate Resorts LLC
2018-1A A
3.38% due 12/20/2031(4)	188,276	183,787
Westlake Automobile Receivables Trust
2020-1A C
2.52% due 4/15/2025(4)	748,000	673,523
Wheels SPV 2 LLC
2018-1A A2
3.06% due 4/20/2027(4)	156,358	155,848
Wingstop Funding LLC
2018-1 A2
4.97% due 12/5/2048(4)	526,680	525,651
World Financial Network Credit Card Master Trust
2017-C M
2.66% due 8/15/2024	40,000	39,800

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Asset–Backed Securities — (continued)
World Omni Auto Receivables Trust
2018-D A2A
3.01% due 4/15/2022	$335,297	$335,874
Total Asset–Backed Securities
(Cost $65,367,160)		63,016,329
Corporate Bonds & Notes — 35.3%
Aerospace & Defense — 0.5%
Bombardier, Inc.
7.875% due 4/15/2027(4)	346,000	230,903
Kratos Defense & Security Solutions, Inc.
6.50% due 11/30/2025(4)	95,000	86,925
L3Harris Technologies, Inc.
2.25% (LIBOR 3 Month + 0.48%) due 4/30/2020(2)	426,000	425,407
Signature Aviation U.S. Holdings, Inc.
4.00% due 3/1/2028(4)	256,000	231,117
Spirit AeroSystems, Inc.
4.60% due 6/15/2028	61,000	51,838
TransDigm, Inc.
6.375% due 6/15/2026	737,000	705,677
		1,731,867
Agriculture — 0.9%
Archer-Daniels-Midland Co.
2.75% due 3/27/2025	224,000	228,611
BAT Capital Corp.
2.572% (LIBOR 3 Month + 0.88%) due 8/15/2022(2)	879,000	810,102
4.39% due 8/15/2037	1,199,000	1,105,250
4.70% due 4/2/2027	265,000	269,284
MHP Lux S.A.
6.25% due 9/19/2029(4)	675,000	526,635
6.95% due 4/3/2026(4)	230,000	183,963
		3,123,845
Airlines — 0.0%
Latam Finance Ltd.
7.00% due 3/1/2026(4)	280,000	127,546
		127,546
Apparel — 0.0%
NIKE, Inc.
2.40% due 3/27/2025	161,000	167,301
		167,301
Auto Manufacturers — 0.9%
Ford Motor Co.
7.45% due 7/16/2031	1,065,000	766,800
General Motors Co.
6.60% due 4/1/2036	50,000	43,482
6.75% due 4/1/2046	850,000	679,061
Tesla, Inc.
5.30% due 8/15/2025(4)	351,000	329,063
Toyota Motor Credit Corp.
1.753% (LIBOR 3 Month + 0.07%) due 5/22/2020(2)	1,254,000	1,248,916
		3,067,322
Auto Parts & Equipment — 0.3%
Adient U.S. LLC
7.00% due 5/15/2026(4)	344,000	318,200
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
8.50% due 5/15/2027(4)	334,000	291,382

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Auto Parts & Equipment — (continued)
ZF North America Capital, Inc.
4.75% due 4/29/2025(4)	$319,000	$267,556
		877,138
Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70% due 2/1/2036	926,000	969,746
Becle S.A.B. de C.V.
3.75% due 5/13/2025(4)	150,000	142,751
		1,112,497
Building Materials — 0.2%
Carrier Global Corp.
3.577% due 4/5/2050(4)	138,000	118,206
Cemex S.A.B. de C.V.
5.45% due 11/19/2029(4)	330,000	269,280
Griffon Corp.
5.75% due 3/1/2028(4)	309,000	290,460
		677,946
Chemicals — 0.7%
CF Industries, Inc.
4.95% due 6/1/2043	351,000	333,345
CNAC HK Finbridge Co. Ltd.
3.50% due 7/19/2022	380,000	377,540
4.125% due 7/19/2027	790,000	816,576
Orbia Advance Corp. S.A.B. de C.V.
4.875% due 9/19/2022(4)	250,000	238,750
Phosagro OAO Via Phosagro Bond Funding DAC
3.949% due 4/24/2023(4)	300,000	297,000
Tronox, Inc.
6.50% due 4/15/2026(4)	180,000	162,000
		2,225,211
Coal — 0.2%
Indika Energy Capital III Pte Ltd.
5.875% due 11/9/2024(4)	410,000	270,439
Warrior Met Coal, Inc.
8.00% due 11/1/2024(4)	336,000	278,880
		549,319
Commercial Banks — 6.6%
Akbank T.A.S.
5.00% due 10/24/2022(4)	215,000	194,790
Banco de Credito e Inversiones S.A.
3.50% due 10/12/2027(4)	420,000	397,809
Banco do Brasil S.A.
4.625% due 1/15/2025(4)	330,000	320,100
Bank of America Corp.
2.801% (LIBOR 3 Month + 1.00%) due 4/24/2023(2)	198,000	192,202
3.593% (3.593% fixed rate until 7/21/2027; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(2)	2,084,000	2,131,055
3.95% due 4/21/2025	25,000	26,282
3.97% (3.97% fixed rate until 3/5/2028; LIBOR 3 Month + 1.07% thereafter) due 3/5/2029(2)	454,000	474,129
4.00% due 1/22/2025	577,000	607,230
4.45% due 3/3/2026	250,000	269,259
Citigroup, Inc.
2.666% (2.666% fixed rate until 1/29/2030; SOFR + 1.146% thereafter) due 1/29/2031(2)	690,000	668,980
3.98% (3.98% fixed rate until 3/20/2029; LIBOR 3 Month + 1.338% thereafter) due 3/20/2030(2)	803,000	855,749
4.45% due 9/29/2027	361,000	376,893
JPMorgan Chase & Co.
1.499% (LIBOR 3 Month + 0.61%) due 6/18/2022(2)	286,000	274,989
3.782% (3.782% fixed rate until 2/1/2027; LIBOR 3 Month + 1.337% thereafter) due 2/1/2028(2)	2,344,000	2,480,712

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Macquarie Group Ltd.
4.654% (4.654% fixed rate until 3/27/2028; LIBOR 3 Month + 1.727% thereafter) due 3/27/2029(2)(4)	$963,000	$961,670
Morgan Stanley
3.625% due 1/20/2027	795,000	850,581
3.875% due 1/27/2026	328,000	350,343
4.00% due 7/23/2025	1,404,000	1,479,896
Popular, Inc.
6.125% due 9/14/2023	361,000	333,925
Royal Bank of Canada
2.196% (LIBOR 3 Month + 0.36%) due 1/17/2023(2)	371,000	346,247
Santander U.K. PLC
7.95% due 10/26/2029	87,000	113,687
State Street Corp.
2.825% (2.825% fixed rate until 3/30/2022; SOFR + 2.69% thereafter) due 3/30/2023(2)(4)	271,000	273,535
The Goldman Sachs Group, Inc.
2.433% (LIBOR 3 Month + 0.75%) due 2/23/2023(2)	620,000	594,623
2.557% (LIBOR 3 Month + 0.78%) due 10/31/2022(2)	1,081,000	1,041,313
2.801% (LIBOR 3 Month + 1.00%) due 7/24/2023(2)	164,000	155,438
6.25% due 2/1/2041	405,000	545,101
The Toronto-Dominion Bank
3.625% (3.625% fixed rate until 9/15/2026; 5 Year USD Swap + 2.205% thereafter) due 9/15/2031(2)	1,537,000	1,527,208
Truist Bank
2.25% due 3/11/2030	342,000	312,709
Turkiye Garanti Bankasi A.S.
5.875% due 3/16/2023(4)	400,000	371,000
UBS AG
5.125% due 5/15/2024	872,000	872,000
7.625% due 8/17/2022	900,000	927,000
Wachovia Corp.
7.574% due 8/1/2026(2)	151,000	187,894
Wells Fargo & Co.
2.594% (LIBOR 3 Month + 0.34%) due 3/4/2021(2)	303,000	297,725
Wells Fargo Bank N.A.
6.60% due 1/15/2038	1,250,000	1,707,723
		22,519,797
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
4.00% due 7/30/2027(4)	200,000	159,073
Ahern Rentals, Inc.
7.375% due 5/15/2023(4)	370,000	210,900
Johns Hopkins University
2.813% due 1/1/2060	130,000	117,368
MPH Acquisition Holdings LLC
7.125% due 6/1/2024(4)	362,000	314,962
PayPal Holdings, Inc.
2.85% due 10/1/2029	354,000	350,274
Pepperdine University
3.301% due 12/1/2059	156,000	178,578
The University of Chicago
2.761% due 4/1/2045	66,725	62,948
United Rentals North America, Inc.
4.875% due 1/15/2028	716,000	694,520
		2,088,623
Computers — 0.3%
Dell International LLC / EMC Corp.
5.45% due 6/15/2023(4)	141,000	144,899
8.35% due 7/15/2046(4)	623,000	739,660
Hewlett Packard Enterprise Co.
1.464% (LIBOR 3 Month + 0.68%) due 3/12/2021(2)	294,000	284,469
		1,169,028

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Distribution/Wholesale — 0.2%
Performance Food Group, Inc.
5.50% due 10/15/2027(4)	$758,000	$703,045
		703,045
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50% due 1/15/2025	872,000	707,056
3.875% due 1/23/2028	567,000	431,960
Affiliated Managers Group, Inc.
3.50% due 8/1/2025	500,000	525,409
Ally Financial, Inc.
8.00% due 11/1/2031	573,000	663,935
Ameriprise Financial, Inc.
3.00% due 4/2/2025	347,000	345,532
Brightsphere Investment Group, Inc.
4.80% due 7/27/2026	315,000	297,146
Global Aircraft Leasing Co. Ltd.
6.50% due 9/15/2020, Toggle PIK (6.50% Cash or 7.25% PIK)(4)(5)	544,000	350,336
International Lease Finance Corp.
5.875% due 8/15/2022	112,000	103,102
Navient Corp.
5.00% due 3/15/2027	856,000	735,903
6.75% due 6/25/2025	334,000	307,280
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.50% due 3/15/2027(4)	380,000	386,179
4.875% due 4/15/2045(4)	198,000	179,788
Quicken Loans, Inc.
5.75% due 5/1/2025(4)	336,000	334,320
Springleaf Finance Corp.
5.375% due 11/15/2029	1,130,000	1,033,950
SURA Asset Management S.A.
4.375% due 4/11/2027(4)	400,000	362,666
Visa, Inc.
1.90% due 4/15/2027	597,000	595,316
		7,359,878
Electric — 3.1%
Ameren Corp.
3.50% due 1/15/2031	594,000	592,592
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(4)	580,000	652,717
Berkshire Hathaway Energy Co.
3.80% due 7/15/2048	653,000	683,693
Clearway Energy Operating LLC
5.75% due 10/15/2025	146,000	144,540
Cleco Corporate Holdings LLC
3.375% due 9/15/2029(4)	273,000	270,884
4.973% due 5/1/2046	258,000	248,421
Dominion Energy South Carolina, Inc.
6.05% due 1/15/2038	343,000	406,956
6.625% due 2/1/2032	15,000	19,514
Dominion Energy, Inc.
3.375% due 4/1/2030	711,000	703,854
DTE Electric Co.
2.625% due 3/1/2031	1,189,000	1,187,002
Duke Energy Indiana LLC
2.75% due 4/1/2050	206,000	193,293
Emera U.S. Finance LP
4.75% due 6/15/2046	555,000	511,010
Empresas Publicas de Medellin ESP
4.25% due 7/18/2029(4)	200,000	169,600
Entergy Arkansas LLC
4.20% due 4/1/2049	452,000	512,513

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Electric — (continued)
Entergy Louisiana LLC
4.00% due 3/15/2033	$674,000	$746,710
Exelon Corp.
4.05% due 4/15/2030	302,000	305,020
Exelon Generation Co. LLC
5.60% due 6/15/2042	49,000	47,138
5.75% due 10/1/2041	449,000	405,868
FirstEnergy Transmission LLC
4.55% due 4/1/2049(4)	448,000	447,176
Florida Power & Light Co.
2.85% due 4/1/2025	380,000	396,188
Listrindo Capital B.V.
4.95% due 9/14/2026(4)	525,000	456,750
Massachusetts Electric Co.
4.004% due 8/15/2046(4)	370,000	359,743
Minejesa Capital B.V.
4.625% due 8/10/2030(4)	200,000	178,583
NRG Energy, Inc.
5.75% due 1/15/2028	83,000	84,660
Oglethorpe Power Corp.
5.95% due 11/1/2039	223,000	265,216
Pennsylvania Electric Co.
3.60% due 6/1/2029(4)	370,000	390,336
PSEG Power LLC
8.625% due 4/15/2031	228,000	290,888
		10,670,865
Electronics — 0.5%
Roper Technologies, Inc.
3.65% due 9/15/2023	745,000	763,175
Trimble, Inc.
4.90% due 6/15/2028	18,000	19,370
Tyco Electronics Group S.A.
1.764% (LIBOR 3 Month + 0.45%) due 6/5/2020(2)	761,000	756,875
		1,539,420
Energy-Alternate Sources — 0.2%
Enviva Partners LP / Enviva Partners Finance Corp.
6.50% due 1/15/2026(4)	324,000	315,900
Greenko Solar Mauritius Ltd.
5.95% due 7/29/2026(4)	330,000	270,519
		586,419
Engineering & Construction — 0.2%
China Railway Resources Huitung Ltd.
3.85% due 2/5/2023	581,000	620,677
		620,677
Entertainment — 0.2%
Penn National Gaming, Inc.
5.625% due 1/15/2027(4)	337,000	246,010
Scientific Games International, Inc.
7.25% due 11/15/2029(4)	326,000	203,750
Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower LLC
7.00% due 7/15/2026(4)	159,000	149,492
		599,252
Food — 0.6%
Arcor SAIC
6.00% due 7/6/2023(4)	13,000	9,522
General Mills, Inc.
2.875% due 4/15/2030	110,000	109,780

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Food — (continued)
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
6.50% due 4/15/2029(4)	$620,000	$665,074
Kraft Heinz Foods Co.
4.375% due 6/1/2046	586,000	527,879
Minerva Luxembourg S.A.
5.875% due 1/19/2028(4)	288,000	254,163
Sysco Corp.
2.40% due 2/15/2030	328,000	269,150
5.95% due 4/1/2030	194,000	203,669
6.60% due 4/1/2040	151,000	162,808
		2,202,045
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd.
4.00% due 1/14/2025	390,000	360,169
		360,169
Gas — 0.2%
Dominion Energy Gas Holdings LLC
4.60% due 12/15/2044	708,000	706,695
		706,695
Hand & Machine Tools — 0.1%
Kennametal, Inc.
4.625% due 6/15/2028	360,000	363,659
		363,659
Healthcare-Products — 0.1%
Baxter International, Inc.
3.75% due 10/1/2025(4)	334,000	353,993
		353,993
Healthcare-Services — 1.0%
Adventist Health System
2.952% due 3/1/2029	197,000	188,863
Advocate Health & Hospitals Corp.
3.387% due 10/15/2049	346,000	358,843
Centene Corp.
3.375% due 2/15/2030(4)	757,000	704,010
CommonSpirit Health
3.347% due 10/1/2029	1,114,000	1,046,757
Encompass Health Corp.
4.50% due 2/1/2028	54,000	52,920
HCA, Inc.
5.25% due 6/15/2026	473,000	496,068
MEDNAX, Inc.
6.25% due 1/15/2027(4)	344,000	276,060
Tenet Healthcare Corp.
6.25% due 2/1/2027(4)	173,000	168,675
The New York and Presbyterian Hospital
3.954% due 8/1/2119	103,000	102,701
		3,394,897
Home Builders — 0.3%
Century Communities, Inc.
6.75% due 6/1/2027	319,000	270,320
Toll Brothers Finance Corp.
4.35% due 2/15/2028	363,000	330,330
TRI Pointe Group, Inc.
5.25% due 6/1/2027	377,000	335,417
		936,067

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Household Products & Wares — 0.0%
Kimberly-Clark de Mexico S.A.B. de C.V.
3.80% due 4/8/2024(4)	$100,000	$92,000
		92,000
Housewares — 0.1%
Newell Brands, Inc.
5.625% due 4/1/2036	317,000	314,256
		314,256
Insurance — 0.5%
Jackson National Life Global Funding
1.051% (LIBOR 3 Month + 0.31%) due 3/16/2021(2)(4)	409,000	400,194
Radian Group, Inc.
4.875% due 3/15/2027	526,000	518,110
Teachers Insurance & Annuity Association of America
4.90% due 9/15/2044(4)	697,000	792,133
		1,710,437
Internet — 1.0%
JD.com, Inc.
3.375% due 1/14/2030	525,000	522,564
Match Group, Inc.
5.00% due 12/15/2027(4)	336,000	320,880
5.625% due 2/15/2029(4)	160,000	152,800
Netflix, Inc.
6.375% due 5/15/2029	912,000	993,806
Prosus N.V.
5.50% due 7/21/2025(4)	540,000	529,200
Prosus NV
3.68% due 1/21/2030(4)	200,000	180,807
Tencent Holdings Ltd.
3.595% due 1/19/2028(4)	630,000	666,228
		3,366,285
Iron & Steel — 0.1%
GUSAP III LP
4.25% due 1/21/2030(4)	340,000	299,628
		299,628
Leisure Time — 0.4%
Carnival PLC
7.875% due 6/1/2027	525,000	482,698
Royal Caribbean Cruises Ltd.
3.70% due 3/15/2028	944,000	594,026
Viking Cruises Ltd.
5.875% due 9/15/2027(4)	506,000	296,066
		1,372,790
Lodging — 0.2%
Boyd Gaming Corp.
6.00% due 8/15/2026	350,000	301,000
Wyndham Destinations, Inc.
5.75% due 4/1/2027	660,000	551,100
		852,100
Machinery-Diversified — 0.4%
Nvent Finance Sarl
4.55% due 4/15/2028	1,237,000	1,378,406
		1,378,406
Media — 1.8%
AMC Networks, Inc.
4.75% due 8/1/2025	701,000	681,722

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Media — (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75% due 3/1/2030(4)	$346,000	$344,270
5.00% due 2/1/2028(4)	338,000	338,845
Cox Communications, Inc.
4.70% due 12/15/2042(4)	496,000	487,843
8.375% due 3/1/2039(4)	713,000	989,940
DISH DBS Corp.
7.75% due 7/1/2026	659,000	677,123
Globo Comunicacao e Participacoes S.A.
4.875% due 1/22/2030(4)	520,000	444,340
Gray Television, Inc.
7.00% due 5/15/2027(4)	646,000	642,770
NBCUniversal Enterprise, Inc.
1.833% (LIBOR 3 Month + 0.40%) due 4/1/2021(2)(4)	316,000	311,791
Scripps Escrow, Inc.
5.875% due 7/15/2027(4)	527,000	463,760
Time Warner Cable LLC
7.30% due 7/1/2038	274,000	336,270
Time Warner Entertainment Co. LP
8.375% due 7/15/2033	282,000	388,080
		6,106,754
Mining — 0.9%
Anglo American Capital PLC
4.00% due 9/11/2027(4)	800,000	755,419
4.75% due 4/10/2027(4)	978,000	954,736
Freeport-McMoRan, Inc.
4.125% due 3/1/2028	365,000	318,462
Glencore Finance Canada Ltd.
5.55% due 10/25/2042(4)	705,000	566,163
Hecla Mining Co.
7.25% due 2/15/2028	562,000	494,841
		3,089,621
Miscellaneous Manufacturing — 0.4%
3M Co.
2.65% due 4/15/2025	168,000	173,086
Carlisle Cos., Inc.
2.75% due 3/1/2030	474,000	413,743
General Electric Co.
1.741% (LIBOR 3 Month + 1.00%) due 3/15/2023(2)	549,000	510,997
2.121% (LIBOR 3 Month + 0.38%) due 5/5/2026(2)	179,000	145,127
6.15% due 8/7/2037	202,000	230,361
		1,473,314
Oil & Gas — 2.4%
Berry Petroleum Co. LLC
7.00% due 2/15/2026(4)	262,000	104,800
Centennial Resource Production LLC
6.875% due 4/1/2027(4)	348,000	85,260
Citgo Holding, Inc.
9.25% due 8/1/2024(4)	123,000	100,245
Diamondback Energy, Inc.
3.50% due 12/1/2029	410,000	278,768
Ecopetrol S.A.
4.125% due 1/16/2025	870,000	810,414
5.875% due 5/28/2045	190,000	168,342
Empresa Nacional del Petroleo
3.75% due 8/5/2026(4)	400,000	372,000
Eni S.p.A.
5.70% due 10/1/2040(4)	850,000	852,726

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
Equinor ASA
7.15% due 11/15/2025	$700,000	$855,488
Gazprom PJSC Via Gaz Capital S.A.
4.95% due 2/6/2028(4)	200,000	208,446
Laredo Petroleum, Inc.
9.50% due 1/15/2025	616,000	246,400
MEG Energy Corp.
7.00% due 3/31/2024(4)	329,000	151,751
7.125% due 2/1/2027(4)	295,000	145,765
Oasis Petroleum, Inc.
6.875% due 3/15/2022	302,000	59,645
PDC Energy, Inc.
5.75% due 5/15/2026	63,000	35,280
Pertamina Persero PT
4.15% due 2/25/2060(4)	200,000	164,650
4.70% due 7/30/2049(4)	200,000	185,848
Petrobras Global Finance B.V.
5.093% due 1/15/2030(4)	400,000	363,000
Petroleos Mexicanos
4.50% due 1/23/2026	803,000	584,945
5.35% due 2/12/2028	800,000	558,008
QEP Resources, Inc.
5.625% due 3/1/2026	201,000	73,365
Saudi Arabian Oil Co.
2.875% due 4/16/2024(4)	570,000	553,628
Sinopec Group Overseas Development Ltd.
4.375% due 10/17/2023(4)	200,000	210,979
SM Energy Co.
6.75% due 9/15/2026	381,000	114,300
Valero Energy Corp.
10.50% due 3/15/2039	486,000	638,580
WPX Energy, Inc.
8.25% due 8/1/2023	61,000	44,835
YPF S.A.
8.50% due 7/28/2025(4)	415,000	214,140
		8,181,608
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
4.08% due 12/15/2047	864,000	709,012
		709,012
Pharmaceuticals — 1.6%
AbbVie, Inc.
2.346% (LIBOR 3 Month + 0.65%) due 11/21/2022(2)(4)	420,000	392,923
4.25% due 11/21/2049(4)	227,000	241,152
AstraZeneca PLC
2.357% (LIBOR 3 Month + 0.665%) due 8/17/2023(2)	628,000	558,158
Bausch Health Americas, Inc.
9.25% due 4/1/2026(4)	319,000	337,119
Bausch Health Cos., Inc.
5.00% due 1/30/2028(4)	177,000	167,566
Bayer Corp.
6.65% due 2/15/2028(4)	135,000	159,775
Bayer U.S. Finance II LLC
3.875% due 12/15/2023(4)	478,000	489,146
Bristol-Myers Squibb Co.
3.625% due 5/15/2024(4)	589,000	622,375
Cigna Corp.
1.493% (LIBOR 3 Month + 0.65%) due 9/17/2021(2)	1,796,000	1,724,160
CVS Health Corp.
1.719% (LIBOR 3 Month + 0.72%) due 3/9/2021(2)	159,000	155,736

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Pharmaceuticals — (continued)
5.05% due 3/25/2048	$613,000	$700,370
		5,548,480
Pipelines — 0.4%
Abu Dhabi Crude Oil Pipeline LLC
4.60% due 11/2/2047(4)	200,000	199,200
Buckeye Partners LP
6.375% (6.375% fixed rate until 1/22/2023; LIBOR 3 Month + 4.02% thereafter) due 1/22/2078(2)	472,000	212,400
Cheniere Corpus Christi Holdings LLC
3.70% due 11/15/2029(4)	215,000	160,616
Northern Natural Gas Co.
4.30% due 1/15/2049(4)	238,000	247,407
Sabine Pass Liquefaction LLC
5.875% due 6/30/2026	565,000	511,212
		1,330,835
Real Estate — 0.7%
China Evergrande Group
10.00% due 4/11/2023	700,000	525,016
Country Garden Holdings Co. Ltd.
4.75% due 1/17/2023	200,000	186,990
4.75% due 9/28/2023	200,000	191,509
Kaisa Group Holdings Ltd.
9.375% due 6/30/2024	200,000	152,998
11.95% due 10/22/2022(4)	210,000	181,146
Longfor Group Holdings Ltd.
4.50% due 1/16/2028	250,000	251,696
Shimao Property Holdings Ltd.
4.75% due 7/3/2022	320,000	314,425
Sunac China Holdings Ltd.
7.875% due 2/15/2022	530,000	503,500
Yuzhou Properties Co. Ltd.
6.00% due 10/25/2023	200,000	164,500
		2,471,780
Real Estate Investment Trusts — 1.4%
Crown Castle International Corp.
3.30% due 7/1/2030	274,000	271,751
EPR Properties
4.95% due 4/15/2028	777,000	764,603
Equinix, Inc.
2.625% due 11/18/2024	511,000	487,371
Healthcare Realty Trust, Inc.
2.40% due 3/15/2030	241,000	213,715
Healthcare Trust of America Holdings LP
3.10% due 2/15/2030	510,000	455,577
MPT Operating Partnership LP / MPT Finance Corp.
5.00% due 10/15/2027	337,000	326,890
Spirit Realty LP
3.40% due 1/15/2030	488,000	419,307
VEREIT Operating Partnership LP
4.875% due 6/1/2026	1,300,000	1,252,098
WEA Finance LLC
2.875% due 1/15/2027(4)	688,000	647,481
		4,838,793
Retail — 0.4%
Dollar Tree, Inc.
2.536% (LIBOR 3 Month + 0.70%) due 4/17/2020(2)	870,000	869,815
Lithia Motors, Inc.
4.625% due 12/15/2027(4)	158,000	142,216
McDonald's Corp.
3.30% due 7/1/2025	91,000	94,616

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Retail — (continued)
Murphy Oil USA, Inc.
4.75% due 9/15/2029	$191,000	$179,062
The Home Depot, Inc.
1.464% (LIBOR 3 Month + 0.15%) due 6/5/2020(2)	59,000	58,756
Yum! Brands, Inc.
7.75% due 4/1/2025(4)	124,000	130,200
		1,474,665
Semiconductors — 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875% due 1/15/2027	1,075,000	1,027,021
		1,027,021
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
3.844% due 5/1/2025(4)	248,000	255,307
		255,307
Software — 0.2%
Oracle Corp.
6.125% due 7/8/2039	497,000	670,152
		670,152
Telecommunications — 1.0%
AT&T, Inc.
1.964% (LIBOR 3 Month + 1.18%) due 6/12/2024(2)	712,000	661,236
2.305% (LIBOR 3 Month + 0.93%) due 6/30/2020(2)	90,000	89,413
6.25% due 3/29/2041	835,000	1,029,342
Ooredoo International Finance Ltd.
3.75% due 6/22/2026(4)	200,000	199,172
Oztel Holdings SPC Ltd.
6.625% due 4/24/2028(4)	400,000	284,064
Sprint Capital Corp.
6.875% due 11/15/2028	606,000	692,173
Verizon Communications, Inc.
2.792% (LIBOR 3 Month + 1.10%) due 5/15/2025(2)	297,000	270,723
ViaSat, Inc.
5.625% due 4/15/2027(4)	332,000	327,850
		3,553,973
Toys, Games & Hobbies — 0.2%
Mattel, Inc.
6.75% due 12/31/2025(4)	522,000	530,822
		530,822
Water — 0.1%
Essential Utilities, Inc.
3.566% due 5/1/2029	400,000	407,916
		407,916
Total Corporate Bonds & Notes
(Cost $129,841,020)		120,890,476
Municipals — 0.8%
California Health Facilities Financing Authority
3.034% due 6/1/2034	195,000	195,649
Foothill-Eastern Transportation Corridor Agency
4.094% due 1/15/2049	354,000	358,485
Massachusetts School Building Authority
3.395% due 10/15/2040	490,000	501,976
Michigan Finance Authority
3.084% due 12/1/2034	515,000	535,595

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Municipals — (continued)
Permanent University Fund - Texas A&M University System
3.66% due 7/1/2047	$375,000	$400,800
Regents of the University of California Medical Center Pooled Revenue
3.006% due 5/15/2050	205,000	186,398
State of California
7.625% due 3/1/2040	190,000	306,527
7.30% due 10/1/2039	130,000	199,752
Total Municipals
(Cost $2,662,095)		2,685,182
Non–Agency Mortgage–Backed Securities — 6.3%
Angel Oak Mortgage Trust
2020-1 A1
2.466% due 12/25/2059(2)(3)(4)	194,441	192,741
Atrium Hotel Portfolio Trust
2018-ATRM A
1.655% due 6/15/2035(2)(3)(4)	349,000	279,264
BAMLL Commercial Mortgage Securities Trust
2013-WBRK A
3.534% due 3/10/2037(2)(3)(4)	3,900,000	3,877,077
BBCMS Mortgage Trust
2019-BWAY A
1.661% due 11/25/2034(2)(3)(4)	365,000	339,333
2019-BWAY B
2.015% due 11/25/2034(2)(3)(4)	160,000	145,524
BX Trust
2018-GW A
1.505% due 5/15/2035(2)(3)(4)	987,000	864,107
2019-OC11 A
3.202% due 12/9/2041(4)	688,000	602,982
Citigroup Commercial Mortgage Trust
2016-GC36 D
2.85% due 2/10/2049(4)	1,685,000	1,194,810
Commercial Mortgage Trust
2015-PC1 AM
4.29% due 7/10/2050(2)(3)	310,000	320,421
2015-PC1 B
4.435% due 7/10/2050(2)(3)	100,000	98,149
2015-PC1 D
4.435% due 7/10/2050(2)(3)	33,000	26,375
2016-COR1 AM
3.494% due 10/10/2049	167,000	165,773
Credit Suisse Mortgage Trust
2019-UVIL A
3.16% due 12/15/2041(4)	337,000	302,722
2020-AFC1 A1
2.24% due 2/25/2050(2)(3)(4)	460,289	406,422
CSAIL Commercial Mortgage Trust
2019-C18 AS
3.321% due 12/15/2052	394,045	354,691
DBWF Mortgage Trust
2018-GLKS A
1.78% due 12/19/2030(2)(3)(4)	630,000	509,307
Deephaven Residential Mortgage Trust
2020-1 A1
2.339% due 1/25/2060(2)(3)(4)	291,010	281,036
GCAT Trust
2020-NQM1 A1
2.247% due 1/25/2060(2)(3)(4)	209,942	199,832
Great Wolf Trust
2019-WOLF A
1.739% due 12/15/2036(2)(3)(4)	878,000	790,097

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Non–Agency Mortgage–Backed Securities — (continued)
2019-WOLF E
3.437% due 12/15/2036(2)(3)(4)	$342,000	$273,524
GS Mortgage Securities Corp. Trust
2012-BWTR A
2.954% due 11/5/2034(4)	1,273,000	1,249,027
2018-RIVR A
1.655% due 7/15/2035(2)(3)(4)	437,247	386,035
JP Morgan Chase Commercial Mortgage Securities Trust
2018-LAQ A
1.705% due 6/15/2032(2)(3)(4)	880,730	820,203
2018-LAQ B
2.005% due 6/15/2032(2)(3)(4)	589,706	521,042
2018-LAQ D
2.805% due 6/15/2032(2)(3)(4)	439,939	373,677
2018-MINN A
2.679% due 11/15/2035(2)(3)(4)	339,000	323,023
2018-WPT AFL
2.327% due 7/5/2033(2)(3)(4)	242,000	221,788
2018-WPT BFL
2.627% due 7/5/2033(2)(3)(4)	724,000	653,211
2018-WPT BFX
4.549% due 7/5/2033(4)	218,000	209,940
2018-WPT CFX
4.95% due 7/5/2033(4)	290,000	274,178
JPMBB Commercial Mortgage Securities Trust
2015-C30 C
4.269% due 7/15/2048(2)(3)	13,000	11,933
Morgan Stanley Capital Barclays Bank Trust
2016-MART C
2.817% due 9/13/2031(4)	100,000	91,963
New Residential Mortgage Loan Trust
2020-NQM1 A1
2.464% due 1/26/2060(2)(3)(4)	178,708	176,414
PFP Ltd.
2019-6 A
1.755% due 4/14/2037(2)(3)(4)	416,000	349,195
ReadyCap Commercial Mortgage Trust
2019-6 A
2.833% due 10/25/2052(4)	322,604	292,795
Residential Mortgage Loan Trust
2020-1 A1
2.376% due 2/25/2024(2)(3)(4)	122,920	117,597
Starwood Mortgage Residential Trust
2020-1 A1
2.275% due 2/25/2050(2)(3)(4)	286,613	274,952
The Bancorp Commercial Mortgage Trust
2018-CR3 A
1.555% due 1/15/2033(2)(3)(4)	7,710	7,092
Verus Securitization Trust
2020-1 A1
2.417% due 1/25/2060(2)(3)(4)	325,764	312,686
Wells Fargo Commercial Mortgage Trust
2015-C28 D
4.11% due 5/15/2048(2)(3)	1,500,000	1,181,086
2016-C35 C
4.176% due 7/15/2048(2)(3)	131,000	106,372
2017-C41 AS
3.785% due 11/15/2050(2)(3)	279,000	280,840

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

		Principal
March 31, 2020 (unaudited)		Amount	Value
Non–Agency Mortgage–Backed Securities — (continued)
WFLD Mortgage Trust
2014-MONT A
3.755% due 8/10/2031(2)(3)(4)		$2,000,000	$1,962,060
Total Non–Agency Mortgage–Backed Securities
(Cost $23,146,201)			21,421,296
Foreign Government — 2.7%
Angolan Government International Bond
8.25% due 5/9/2028(4)	USD	320,000	128,899
9.50% due 11/12/2025(4)	USD	200,000	82,600
Bahamas Government International Bond
6.00% due 11/21/2028(4)	USD	200,000	174,000
Egypt Government International Bond
4.55% due 11/20/2023(4)	USD	200,000	177,020
6.588% due 2/21/2028(4)	USD	350,000	297,500
7.903% due 2/21/2048(4)	USD	200,000	160,962
Guatemala Government Bond
4.875% due 2/13/2028(4)	USD	380,000	368,600
Indonesia Government International Bond
3.40% due 9/18/2029	USD	925,000	907,377
Japan Bank for International Cooperation
2.125% due 2/10/2025	USD	1,936,000	2,048,260
2.50% due 5/23/2024	USD	1,590,000	1,679,806
Kenya Government International Bond
7.00% due 5/22/2027(4)	USD	520,000	478,400
Mexico Government International Bond
3.75% due 1/11/2028	USD	395,000	392,634
Nigeria Government International Bond
6.375% due 7/12/2023(4)	USD	315,000	259,900
7.143% due 2/23/2030(4)	USD	200,000	138,016
Pakistan Government International Bond
6.875% due 12/5/2027(4)	USD	200,000	165,424
Provincia de Mendoza Argentina
8.375% due 5/19/2024(6)(7)	USD	300,000	135,000
Qatar Government International Bond
3.25% due 6/2/2026(4)	USD	555,000	562,731
5.103% due 4/23/2048(4)	USD	210,000	254,633
Romanian Government International Bond
6.125% due 1/22/2044(4)	USD	8,000	9,194
Turkey Government International Bond
4.25% due 4/14/2026	USD	435,000	362,137
5.25% due 3/13/2030	USD	230,000	186,013
5.75% due 3/22/2024	USD	200,000	186,210
Turkiye Lhracat Kredi Bankasi A.S.
8.25% due 1/24/2024(4)	USD	250,000	235,642
Total Foreign Government
(Cost $10,239,170)			9,390,958
U.S. Government Securities — 31.1%
U.S. Treasury Bill
0.063% due 5/7/2020(8)		$6,508,000	6,507,585
U.S. Treasury Bond
2.00% due 2/15/2050		3,967,000	4,595,677
2.375% due 11/15/2049		801,000	997,933
2.75% due 11/15/2047		9,882,000	13,107,933
3.625% due 8/15/2043		5,029,000	7,424,454
U.S. Treasury Note
0.375% due 3/31/2022		8,019,000	8,042,180
0.50% due 3/31/2025		17,864,000	17,973,557
1.375% due 1/31/2022		2,874,000	2,935,072
1.50% due 2/15/2030		7,639,000	8,224,756
2.50% due 1/31/2021		28,775,000	29,346,004

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
U.S. Government Securities — (continued)
U.S. Treasury Note Inflation Protected Security
0.625% due 4/15/2023	$7,047,892	$7,099,225
Total U.S. Government Securities
(Cost $99,662,940)		106,254,376
Short–Term Investment — 0.5%
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $1,694,000,
due 4/1/2020(9)	1,694,000	1,694,000
Total Repurchase Agreements
(Cost $1,694,000)		1,694,000
Total Investments(10) — 119.1%
(Cost $413,455,749)		407,647,006
Liabilities in excess of other assets(11) — (19.1)%		(65,382,278)
Total Net Assets — 100.0%		$342,264,728

(1)TBA — To be announced.

(2)Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2020.

(3)Variable coupon rate based on weighted average interest rate of underlying mortgages.

(4)Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2020, the aggregate market value of these securities amounted to $103,119,936, representing 30.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(5)Payment–in–kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of March 31, 2020, interest payments had been made in cash.

(6)Security that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2020, the aggregate market value of this security amounted to $135,000, representing 0.0% of net assets. This security has been deemed illiquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(7)The table below presents securities deemed illiquid by the investment adviser.

				Acquisition	% of Fund's Net
Security	Shares	Cost	Value	Date	Assets
Provincia de Mendoza Argentina	300,000	$ 316,178	$ 135,000	4/9/2018 – 4/18/2018	0.04%

(8)Interest rate shown reflects the discount rate at time of purchase.

(9)The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.25%	11/15/2024	$ 1,580,000	$ 1,729,087

(10)Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

(11)Liabilities in excess of other assets include net unrealized appreciation on futures contracts as follows:

Open futures contracts at March 31, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	June 2020	126	Long	$ 27,406,341	$ 27,768,234	$ 361,893
U.S. 5-Year Treasury Note	June 2020	53	Long	6,445,753	6,644,047	198,294
U.S. Long Bond	June 2020	244	Long	40,727,745	43,691,250	2,963,505
Total				$ 74,579,839	$ 78,103,531	$ 3,523,692

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. Ultra 10-Year Treasury Note	June 2020	196	Short	$ (29,016,787)	$ (30,582,125)	$ (1,565,338)
U.S. Ultra Long Bond	June 2020	64	Short	(12,920,349)	(14,200,000)	(1,279,651)
Total				$ (41,937,136)	$ (44,782,125)	$ (2,844,989)

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

PIK — Payment–In–Kind

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Agency Mortgage–Backed Securities	$—	$82,294,389	$	— $	82,294,389
Asset–Backed Securities	—	63,016,329		—	63,016,329
Corporate Bonds & Notes	—	120,890,476		—	120,890,476
Municipals	—	2,685,182		—	2,685,182
Non–Agency Mortgage–Backed Securities	—	21,421,296		—	21,421,296
Foreign Government	—	9,390,958		—	9,390,958
U.S. Government Securities	—	106,254,376		—	106,254,376
Repurchase Agreements	—	1,694,000		—	1,694,000
Total	$—	$407,647,006	$	— $	407,647,006
Other Financial Instruments
Futures Contracts
Assets	$3,523,692	$—	$	— $	3,523,692
Liabilities	(2,844,989)	—		—	(2,844,989)
Total	$678,703	$—	$	— $	678,703

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — 97.7%
Airlines — 1.0%
SkyWest, Inc.	71,513	$1,872,925
		1,872,925
Banks — 6.9%
Bank OZK	142,225	2,375,158
CVB Financial Corp.	56,820	1,139,241
First Interstate BancSystem, Inc., Class A	79,445	2,291,194
Great Western Bancorp, Inc.	96,828	1,983,037
TriState Capital Holdings, Inc.(1)	143,760	1,390,159
WesBanco, Inc.	86,051	2,039,409
Wintrust Financial Corp.	51,419	1,689,628
		12,907,826
Biotechnology — 2.7%
Akebia Therapeutics, Inc.(1)	257,197	1,949,553
Amarin Corp. PLC, ADR(1)	382,226	1,528,904
Amicus Therapeutics, Inc.(1)	175,480	1,621,435
		5,099,892
Capital Markets — 2.1%
Blucora, Inc.(1)	169,957	2,047,982
Main Street Capital Corp.	55,648	1,141,340
PennantPark Investment Corp.	303,181	785,239
		3,974,561
Chemicals — 0.4%
Venator Materials PLC(1)	443,045	762,037
		762,037
Consumer Finance — 2.8%
Encore Capital Group, Inc.(1)	111,035	2,595,998
OneMain Holdings, Inc.	65,325	1,249,014
Oportun Financial Corp.(1)	124,654	1,315,100
		5,160,112
Containers & Packaging — 2.0%
Silgan Holdings, Inc.	130,542	3,788,329
		3,788,329
Diversified Consumer Services — 2.8%
K12, Inc.(1)	167,984	3,168,178
Service Corp. International	52,440	2,050,929
		5,219,107
Electric Utilities — 1.0%
PNM Resources, Inc.	50,068	1,902,584
		1,902,584
Electronic Equipment, Instruments & Components — 2.4%
Itron, Inc.(1)	56,421	3,149,984
nLight, Inc.(1)	119,546	1,254,038
		4,404,022
Energy Equipment & Services — 0.5%
Helmerich & Payne, Inc.	33,920	530,848
Smart Sand, Inc.(1)	354,875	369,070
		899,918
Equity Real Estate Investment — 7.0%
Brandywine Realty Trust REIT	208,048	2,188,665
Kite Realty Group Trust REIT	190,532	1,804,338
Lexington Realty Trust REIT	350,254	3,478,022
Outfront Media, Inc. REIT	111,427	1,502,036

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Equity Real Estate Investment — (continued)
Physicians Realty Trust REIT	191,100	$2,663,934
Summit Hotel Properties, Inc. REIT	368,257	1,554,045
		13,191,040
Food & Staples Retailing — 2.4%
Sprouts Farmers Market, Inc.(1)	242,573	4,509,432
		4,509,432
Food Products — 1.4%
Sanderson Farms, Inc.	21,880	2,698,242
		2,698,242
Health Care Equipment & Supplies — 1.0%
Quotient Ltd.(1)	496,895	1,962,735
		1,962,735
Health Care Providers & Services — 8.0%
Acadia Healthcare Co., Inc.(1)	168,061	3,083,919
Covetrus, Inc.(1)	258,330	2,102,806
Encompass Health Corp.	47,013	3,010,242
HealthEquity, Inc.(1)	73,249	3,705,667
R1 RCM, Inc.(1)	339,806	3,088,837
		14,991,471
Health Care Technology — 1.1%
Health Catalyst, Inc.(1)	80,090	2,094,354
		2,094,354
Hotels, Restaurants & Leisure — 1.0%
Chuy's Holdings, Inc.(1)	94,268	949,279
Everi Holdings, Inc.(1)	286,490	945,417
		1,894,696
Independent Power and Renewable Electricity Producers — 1.6%
NextEra Energy Partners LP	70,069	3,012,967
		3,012,967
Insurance — 2.4%
Assured Guaranty Ltd.	76,699	1,978,067
ProAssurance Corp.	98,413	2,460,325
		4,438,392
Interactive Media & Services — 1.2%
QuinStreet, Inc.(1)	281,379	2,265,101
		2,265,101
IT Services — 6.7%
CSG Systems International, Inc.	50,000	2,092,500
EVERTEC, Inc.	116,043	2,637,657
NIC, Inc.	69,210	1,591,830
Switch, Inc., Class A	119,000	1,717,170
TTEC Holdings, Inc.	52,110	1,913,479
WNS Holdings Ltd., ADR(1)	59,055	2,538,184
		12,490,820
Life Sciences Tools & Services — 1.0%
Syneos Health, Inc.(1)	47,206	1,860,861
		1,860,861
Machinery — 1.9%
EnPro Industries, Inc.	52,105	2,062,316

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Machinery — (continued)
Evoqua Water Technologies Corp.(1)	129,710	$1,454,049
		3,516,365
Media — 2.2%
Gray Television, Inc.(1)	383,486	4,118,640
		4,118,640
Metals & Mining — 1.3%
Commercial Metals Co.	148,884	2,350,878
		2,350,878
Multi-Utilities — 2.0%
Black Hills Corp.	57,113	3,656,945
		3,656,945
Oil, Gas & Consumable Fuels — 2.6%
Brigham Minerals, Inc., Class A	127,030	1,050,538
International Seaways, Inc.	133,500	3,189,315
Matador Resources Co.(1)	217,247	538,773
		4,778,626
Personal Products — 0.7%
Inter Parfums, Inc.	28,399	1,316,294
		1,316,294
Pharmaceuticals — 1.4%
Aerie Pharmaceuticals, Inc.(1)	106,384	1,436,184
Intra-Cellular Therapies, Inc.(1)	83,464	1,282,842
		2,719,026
Professional Services — 1.3%
ICF International, Inc.	36,766	2,525,824
		2,525,824
Road & Rail — 2.8%
Landstar System, Inc.	24,135	2,313,581
Marten Transport Ltd.	143,220	2,938,875
		5,252,456
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc.(1)	59,100	2,865,759
Semtech Corp.(1)	70,832	2,656,200
Tower Semiconductor Ltd.(1)	154,978	2,467,250
		7,989,209
Software — 4.1%
2U, Inc.(1)	93,084	1,975,242
CommVault Systems, Inc.(1)	87,499	3,541,960
Rapid7, Inc.(1)	48,564	2,104,278
		7,621,480
Specialty Retail — 5.3%
Aaron's, Inc.	106,096	2,416,867
Hudson Ltd., Class A(1)	246,310	1,236,476
Lithia Motors, Inc., Class A	17,181	1,405,234
Monro, Inc.	40,305	1,765,762
Murphy USA, Inc.(1)	36,512	3,080,152
		9,904,491
Textiles, Apparel & Luxury Goods — 0.6%
Oxford Industries, Inc.	31,220	1,132,037
		1,132,037

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — (continued)
Thrifts & Mortgage Finance — 2.5%
Essent Group Ltd.	72,632	$1,913,127
Washington Federal, Inc.	105,320	2,734,107
		4,647,234
Trading Companies & Distributors — 5.3%
Foundation Building Materials, Inc.(1)	140,153	1,442,174
GATX Corp.	31,330	1,960,005
MRC Global, Inc.(1)	210,272	895,759
Rush Enterprises, Inc., Class A	52,105	1,663,192
Textainer Group Holdings Ltd.(1)	201,701	1,657,982
Triton International Ltd.	87,431	2,261,840
		9,880,952
Total Common Stocks
(Cost $265,901,204)		182,811,881

	Principal
	Amount	Value
Short–Term Investment — 2.4%
Repurchase Agreements — 2.4%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $4,391,000,
due 4/1/2020(2)	$ 4,391,000	4,391,000
Total Repurchase Agreements
(Cost $4,391,000)		4,391,000
Total Investments — 100.1%
(Cost $270,292,204)		187,202,881
Liabilities in excess of other assets — (0.1)%		(114,437)
Total Net Assets — 100.0%		$187,088,444

(1)Non–income–producing security.

(2)The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.25%	11/15/2024	$ 4,095,000	$ 4,481,400
Legend:
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$182,811,881	$—	$	— $	182,811,881
Repurchase Agreements	—	4,391,000		—	4,391,000
Total	$182,811,881	$4,391,000	$	— $	187,202,881

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

March 31, 2020 (unaudited)	Shares	Value
Common Stocks — 97.9%
Bermuda — 4.1%
CK Infrastructure Holdings Ltd.	525,500	$2,783,352
		2,783,352
Brazil — 1.6%
Cia de Saneamento do Parana	237,600	1,090,580
		1,090,580
Cayman Islands — 2.8%
ENN Energy Holdings Ltd.	192,100	1,847,426
		1,847,426
China — 5.0%
China Longyuan Power Group Corp. Ltd., Class H	6,146,000	3,361,317
		3,361,317
France — 4.3%
Engie S.A.	278,376	2,879,560
		2,879,560
Germany — 3.3%
E.ON SE	213,732	2,247,716
		2,247,716
Italy — 7.0%
Enel S.p.A.	443,673	3,088,150
Italgas S.p.A.	292,152	1,601,413
		4,689,563
Japan — 3.8%
The Kansai Electric Power Co., Inc.	139,800	1,559,419
Tokyo Gas Co. Ltd.	42,600	1,009,279
		2,568,698
Spain — 7.1%
Iberdrola S.A.	487,397	4,812,556
		4,812,556
United Kingdom — 4.4%
National Grid PLC	253,884	2,975,646
		2,975,646
United States — 54.5%
AES Corp.	165,819	2,255,138
Avangrid, Inc.	25,565	1,119,236
Black Hills Corp.	29,820	1,909,375
Duke Energy Corp.	39,825	3,221,046
Edison International	60,581	3,319,233
Eversource Energy	35,689	2,791,237
Exelon Corp.	168,724	6,210,730
FirstEnergy Corp.	51,109	2,047,938
NextEra Energy, Inc.	13,679	3,291,441
NRG Energy, Inc.	96,695	2,635,906
PPL Corp.	54,690	1,349,749
Sempra Energy	25,268	2,855,031
UGI Corp.	33,953	905,526
Xcel Energy, Inc.	47,954	2,891,626
		36,803,212
Total Common Stocks
(Cost $77,966,327)		$66,059,626

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Short–Term Investment — 1.8%
Repurchase Agreements — 1.8%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $1,249,000,
due 4/1/2020(1)	$1,249,000	$1,249,000
Total Repurchase Agreements
(Cost $1,249,000)		1,249,000
Total Investments — 99.7%
(Cost $79,215,327)		67,308,626
Assets in excess of other liabilities — 0.3%		200,108
Total Net Assets — 100.0%		$67,508,734
(1) The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.25%	11/15/2024	$ 1,165,000	$ 1,274,928

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$2,783,352*	$	— $	2,783,352
Brazil	1,090,580	—		—	1,090,580
Cayman Islands	—	1,847,426*		—	1,847,426
China	—	3,361,317*		—	3,361,317
France	—	2,879,560*		—	2,879,560
Germany	—	2,247,716*		—	2,247,716
Italy	—	4,689,563*		—	4,689,563
Japan	—	2,568,698*		—	2,568,698
Spain	—	4,812,556*		—	4,812,556
United Kingdom	—	2,975,646*		—	2,975,646
United States	36,803,212	—		—	36,803,212
Repurchase Agreements	—	1,249,000		—	1,249,000
Total	$37,893,792	$29,414,834	$	— $	67,308,626

*Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Agency Mortgage–Backed Securities — 0.6%
Freddie Mac Multifamily Structured Pass-Through Certificates
K076 A2
3.90% due 4/25/2028	$ 1,630,000	$1,915,317
Total Agency Mortgage–Backed Securities		1,915,317
(Cost $1,878,671)
Asset–Backed Securities — 9.1%
Ally Master Owner Trust
2017-3 A2
2.04% due 6/15/2022	800,000	794,521
American Express Credit Account Master Trust
2019-1 A
2.87% due 10/15/2024	3,000,000	3,091,134
AmeriCredit Automobile Receivables Trust
2017-1 C
2.71% due 8/18/2022	1,500,000	1,489,482
Avis Budget Rental Car Funding AESOP LLC
2015-2A A
2.63% due 12/20/2021(1)	1,500,000	1,486,591
BlueMountain CLO Ltd.
2014-2A BR2
3.569% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	600,000	516,340
CarMax Auto Owner Trust
2016-3 A4
1.60% due 1/18/2022	1,440,774	1,433,727
Citibank Credit Card Issuance Trust
2014-A1 A1
2.88% due 1/23/2023	2,300,000	2,319,986
CNH Equipment Trust
2017-B A4
2.17% due 4/17/2023	1,500,000	1,520,057
Discover Card Execution Note Trust
2015-A4 A4
2.19% due 4/17/2023	1,000,000	988,298
Enterprise Fleet Financing LLC
2019-1 A2
2.98% due 10/20/2024(1)	1,361,706	1,363,320
Ford Credit Auto Owner Trust
2016-2 A
2.03% due 12/15/2027(1)	1,000,000	999,911
GM Financial Automobile Leasing Trust
2019-1 A3
2.98% due 12/20/2021	1,000,000	1,005,004
GM Financial Consumer Automobile Receivables Trust
2018-2 B
3.12% due 12/18/2023	1,500,000	1,516,257
Hyundai Auto Receivables Trust
2019-A A3
2.66% due 6/15/2023	1,275,000	1,281,711
ICG U.S. CLO Ltd.
2018-2A B
3.552% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	1,500,000	1,336,809
John Deere Owner Trust
2018-A A3
2.66% due 4/18/2022	620,712	616,179
Santander Drive Auto Receivables Trust
2016-3 D
2.80% due 8/15/2022	1,500,000	1,488,974
Verizon Owner Trust
2019-A A1A
2.93% due 9/20/2023	1,000,000	1,016,771
Volkswagen Auto Loan Enhanced Trust
2018-1 A4
3.15% due 7/22/2024	1,000,000	1,010,102

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Asset–Backed Securities — (continued)
Voya CLO Ltd.
2016-3A A3R
3.569% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	$ 1,200,000	$1,104,277
World Omni Auto Receivables Trust
2017-A A4
2.24% due 6/15/2023	918,000	921,197
Total Asset–Backed Securities		27,300,648
(Cost $27,665,342)
Corporate Bonds & Notes — 39.2%
Aerospace & Defense — 5.5%
Northrop Grumman Corp.
3.20% due 2/1/2027	6,600,000	6,857,355
United Technologies Corp.
3.75% due 11/1/2046	1,772,000	1,854,957
4.125% due 11/16/2028	7,300,000	8,013,595
		16,725,907
Agriculture — 1.4%
BAT Capital Corp.
3.462% due 9/6/2029	3,500,000	3,237,666
Philip Morris International, Inc.
4.25% due 11/10/2044	950,000	1,050,636
		4,288,302
Beverages — 1.7%
Bacardi Ltd.
4.70% due 5/15/2028(1)	4,000,000	4,273,542
Constellation Brands, Inc.
3.70% due 12/6/2026	1,000,000	982,103
		5,255,645
Commercial Banks — 1.7%
Credit Suisse Group AG
3.869% (3.869% fixed rate until 1/12/2028; LIBOR 3 Month + 1.41% thereafter) due 1/12/2029(1)(2)	5,000,000	5,056,577
		5,056,577
Commercial Services — 0.6%
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 4/15/2022(1)	1,000,000	921,820
United Rentals North America, Inc.
6.50% due 12/15/2026	1,000,000	1,015,000
		1,936,820
Diversified Financial Services — 0.9%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15% due 1/23/2030	2,900,000	2,720,519
		2,720,519
Electric — 2.7%
CenterPoint Energy, Inc.
2.95% due 3/1/2030	4,200,000	3,973,626
FirstEnergy Corp.
2.65% due 3/1/2030	4,300,000	4,008,475
		7,982,101
Food — 1.8%
Conagra Brands, Inc.
4.85% due 11/1/2028	4,200,000	4,496,886
Post Holdings, Inc.
5.00% due 8/15/2026(1)	1,000,000	1,029,150
		5,526,036

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Healthcare-Services — 0.6%
HCA, Inc.
5.375% due 2/1/2025	$ 1,000,000	$1,022,500
Tenet Healthcare Corp.
6.75% due 6/15/2023	1,000,000	922,500
		1,945,000
Insurance — 4.2%
Aon PLC
3.875% due 12/15/2025	12,000,000	12,508,534
		12,508,534
Iron & Steel — 0.9%
Steel Dynamics, Inc.
3.45% due 4/15/2030	3,100,000	2,805,374
		2,805,374
Lodging — 0.3%
MGM Resorts International
5.50% due 4/15/2027	1,000,000	910,000
		910,000
Media — 4.2%
Altice Financing S.A.
7.50% due 5/15/2026(1)	1,000,000	968,900
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 2/1/2028(1)	1,000,000	1,002,500
Charter Communications Operating LLC / Charter Communications Operating Capital
5.05% due 3/30/2029	2,500,000	2,702,501
Comcast Corp.
4.15% due 10/15/2028	7,000,000	7,859,694
		12,533,595
Pharmaceuticals — 1.7%
Bausch Health Cos., Inc.
6.125% due 4/15/2025(1)	1,000,000	985,000
CVS Health Corp.
3.25% due 8/15/2029	4,200,000	4,086,172
		5,071,172
Pipelines — 0.8%
Energy Transfer Operating LP
4.95% due 6/15/2028	3,000,000	2,481,478
		2,481,478
Real Estate Investment Trusts — 3.4%
Brixmor Operating Partnership LP
4.125% due 5/15/2029	4,000,000	4,059,230
Mid-America Apartments LP
3.95% due 3/15/2029	6,000,000	6,113,610
		10,172,840
Semiconductors — 1.0%
Broadcom, Inc.
4.75% due 4/15/2029(1)	3,100,000	3,144,493
		3,144,493
Software — 1.6%
Broadridge Financial Solutions, Inc.
2.90% due 12/1/2029	5,000,000	4,729,468
		4,729,468
Telecommunications — 3.3%
T-Mobile USA, Inc.
4.75% due 2/1/2028	1,000,000	1,041,800

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Telecommunications — (continued)
Verizon Communications, Inc.
4.329% due 9/21/2028	$ 6,100,000	$6,937,654
4.522% due 9/15/2048	1,500,000	1,920,344
		9,899,798
Toys, Games & Hobbies — 0.9%
Hasbro, Inc.
3.90% due 11/19/2029	3,000,000	2,677,016
		2,677,016
Total Corporate Bonds & Notes		118,370,675
(Cost $125,965,536)
Non–Agency Mortgage–Backed Securities — 4.5%
BANK
2019-BN24 AS
3.283% due 11/15/2062	1,250,000	1,177,858
Benchmark Mortgage Trust
2019-B12 AS
3.419% due 8/15/2052	5,000,000	5,008,469
Citigroup Commercial Mortgage Trust
2016-C3 AS
3.366% due 11/15/2049(2)(3)	1,000,000	984,132
GS Mortgage Securities Corp. Trust
2017-485L A
3.721% due 2/10/2037(1)	1,500,000	1,504,990
GS Mortgage Securities Trust
2017-FARM A
3.541% due 1/10/2043(1)(2)(3)	1,300,000	1,327,088
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(1)	640,000	546,457
UBS Commercial Mortgage Trust
2017-C2 A4
3.487% due 8/15/2050	1,500,000	1,554,670
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,539,547
Total Non–Agency Mortgage–Backed Securities		13,643,211
(Cost $14,524,765)
U.S. Government Agencies — 7.8%
Federal Farm Credit Banks Funding Corp.
1.60% due 1/21/2022	11,500,000	11,735,330
1.625% due 12/27/2021	11,500,000	11,746,698
Total U.S. Government Agencies		23,482,028
(Cost $23,051,717)
U.S. Government Securities — 35.5%
U.S. Treasury Bond
2.25% due 8/15/2049	10,000,000	12,182,422
U.S. Treasury Note
1.125% due 2/28/2025	5,900,000	6,116,410
1.125% due 2/28/2027	3,300,000	3,428,777
1.50% due 9/30/2021	9,400,000	9,583,226
1.50% due 1/15/2023	17,000,000	17,581,719
1.50% due 9/30/2024	47,800,000	50,227,344
1.50% due 2/15/2030	7,325,000	7,886,679
1.625% due 8/15/2029	100,000	108,535
Total U.S. Government Securities		107,115,112
(Cost $101,526,723)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Short–Term Investment — 2.7%
Repurchase Agreements — 2.7%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $8,080,000,
due 4/1/2020(4)	$8,080,000	$8,080,000
Total Repurchase Agreements		8,080,000
(Cost $8,080,000)
Total Investments(5) — 99.4%		299,906,991
(Cost $302,692,754)
Assets in excess of other liabilities(6) — 0.6%		1,895,108
Total Net Assets — 100.0%		$301,802,099

(1)Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2020, the aggregate market value of these securities amounted to $27,567,765, representing 9.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(2)Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2020.

(3)Variable coupon rate based on weighted average interest rate of underlying mortgages.

(4)The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.25%	11/15/2024	$ 7,535,000	$ 8,245,995

(5)Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

(6)Assets in excess of other liabilities include net unrealized depreciation on futures contracts as follows:

Open futures contracts at March 31, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	June 2020	110	Long	$ 23,884,968	$24,242,109	$357,141
U.S. Long Bond	June 2020	215	Long	36,212,420	38,498,438	2,286,018
U.S. Ultra Long Bond	June 2020	35	Long	7,101,484	7,765,625	664,141
Total				$ 67,198,872	$70,506,172	$3,307,300

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 5-Year Long Ultra	June 2020	30	Short	$ (3,747,089)	$(3,760,781)	$(13,692)
U.S. 10-Year Treasury Note	June 2020	268	Short	(35,592,876)	(37,168,250)	(1,575,374)
U.S. Ultra 10-Year Treasury Note	June 2020	335	Short	(49,772,222)	(52,270,469)	(2,498,247)
Total				$(89,112,187)	$(93,199,500)	$(4,087,313)

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Agency Mortgage–Backed Securities	$—	$1,915,317	$	— $	1,915,317
Asset–Backed Securities	—	27,300,648		—	27,300,648
Corporate Bonds & Notes	—	118,370,675		—	118,370,675
Non–Agency Mortgage–Backed Securities	—	13,643,211		—	13,643,211
U.S. Government Agencies	—	23,482,028		—	23,482,028
U.S. Government Securities	—	107,115,112		—	107,115,112
Repurchase Agreements	—	8,080,000		—	8,080,000
Total	$—	$299,906,991	$	— $	299,906,991
Other Financial Instruments
Futures Contracts
Assets	$3,307,300	$—	$	— $	3,307,300
Liabilities	(4,087,313)	—		—	(4,087,313)
Total	$(780,013)	$—	$	— $	(780,013)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Agency Mortgage–Backed Securities — 17.5%
Federal Home Loan Mortgage Corp.
3.00% due 12/1/2049	$ 5,476,073	$5,738,506
3.50% due 2/1/2050	14,816,120	15,632,240
Federal National Mortgage Association
3.00% due 9/1/2049	730,275	765,555
3.00% due 9/1/2049	8,481,271	8,885,815
3.00% due 11/1/2049	2,345,821	2,458,504
3.50% due 3/1/2034	7,105,107	7,468,872
3.50% due 7/1/2049	2,664,593	2,810,095
4.00% due 12/1/2048	4,373,947	4,657,251
4.00% due 5/1/2049	5,447,537	5,799,941
Freddie Mac Multifamily Structured Pass-Through Certificates
K054 A2
2.745% due 1/25/2026	762,259	816,912
K064 A2
3.224% due 3/25/2027	1,000,000	1,108,754
K076 A2
3.90% due 4/25/2028	1,820,000	2,138,575
Total Agency Mortgage–Backed Securities		58,281,020
(Cost $56,813,259)
Asset–Backed Securities — 5.2%
Ally Master Owner Trust
2017-3 A2
2.04% due 6/15/2022	900,000	893,836
American Express Credit Account Master Trust
2019-1 A
2.87% due 10/15/2024	1,000,000	1,030,378
Avis Budget Rental Car Funding AESOP LLC
2015-2A A
2.63% due 12/20/2021(1)	1,500,000	1,486,591
BlueMountain CLO Ltd.
2014-2A BR2
3.569% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	800,000	688,453
Citibank Credit Card Issuance Trust
2014-A1 A1
2.88% due 1/23/2023	2,150,000	2,168,683
Discover Card Execution Note Trust
2015-A4 A4
2.19% due 4/17/2023	1,000,000	988,298
Ford Credit Auto Owner Trust
2016-2 A
2.03% due 12/15/2027(1)	1,000,000	999,911
GM Financial Automobile Leasing Trust
2019-1 A3
2.98% due 12/20/2021	1,000,000	1,005,004
ICG U.S. CLO Ltd.
2018-2A B
3.552% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	2,500,000	2,228,015
Santander Drive Auto Receivables Trust
2016-3 D
2.80% due 8/15/2022	1,500,000	1,488,974
Verizon Owner Trust
2019-A A1A
2.93% due 9/20/2023	1,000,000	1,016,771
Volkswagen Auto Loan Enhanced Trust
2018-1 A4
3.15% due 7/22/2024	1,000,000	1,010,102
Voya CLO Ltd.
2016-3A A3R
3.569% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	1,600,000	1,472,370

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Asset–Backed Securities — (continued)
World Omni Auto Receivables Trust
2017-A A4
2.24% due 6/15/2023	$ 1,000,000	$1,003,483
Total Asset–Backed Securities		17,480,869
(Cost $17,958,441)
Corporate Bonds & Notes — 35.5%
Aerospace & Defense — 3.4%
Northrop Grumman Corp.
3.20% due 2/1/2027	5,200,000	5,402,764
United Technologies Corp.
3.75% due 11/1/2046	1,075,000	1,125,327
4.125% due 11/16/2028	4,500,000	4,939,887
		11,467,978
Agriculture — 0.8%
BAT Capital Corp.
3.462% due 9/6/2029	2,000,000	1,850,095
Philip Morris International, Inc.
4.25% due 11/10/2044	880,000	973,221
		2,823,316
Beverages — 1.3%
Constellation Brands, Inc.
3.70% due 12/6/2026	4,500,000	4,419,463
		4,419,463
Commercial Banks — 1.1%
Credit Suisse Group AG
3.869% (3.869% fixed rate until 1/12/2028; LIBOR 3 Month + 1.41% thereafter) due 1/12/2029(1)(2)	3,500,000	3,539,604
		3,539,604
Commercial Services — 1.0%
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 4/15/2022(1)	1,650,000	1,521,003
United Rentals North America, Inc.
6.50% due 12/15/2026	1,650,000	1,674,750
		3,195,753
Diversified Financial Services — 1.2%
Apollo Management Holdings LP
4.872% due 2/15/2029(1)	2,000,000	2,172,402
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15% due 1/23/2030	2,000,000	1,876,220
		4,048,622
Electric — 2.7%
CenterPoint Energy, Inc.
2.95% due 3/1/2030	3,000,000	2,838,304
FirstEnergy Corp.
3.90% due 7/15/2027	6,000,000	6,094,969
		8,933,273
Food — 1.2%
Conagra Brands, Inc.
4.85% due 11/1/2028	2,000,000	2,141,374
Post Holdings, Inc.
5.00% due 8/15/2026(1)	1,650,000	1,698,098
		3,839,472
Healthcare-Services — 1.3%
HCA, Inc.
5.375% due 2/1/2025	1,650,000	1,687,125

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Healthcare-Services — (continued)
Tenet Healthcare Corp.
6.75% due 6/15/2023	$ 1,650,000	$1,522,125
UnitedHealth Group, Inc.
3.875% due 12/15/2028	1,000,000	1,121,536
		4,330,786
Insurance — 2.2%
Aon PLC
3.875% due 12/15/2025	7,100,000	7,400,883
		7,400,883
Iron & Steel — 0.5%
Steel Dynamics, Inc.
3.45% due 4/15/2030	2,000,000	1,809,919
		1,809,919
Lodging — 0.4%
MGM Resorts International
5.50% due 4/15/2027	1,650,000	1,501,500
		1,501,500
Media — 2.8%
Altice Financing S.A.
7.50% due 5/15/2026(1)	1,650,000	1,598,685
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 2/1/2028(1)	1,650,000	1,654,125
Charter Communications Operating LLC / Charter Communications Operating Capital
5.05% due 3/30/2029	1,000,000	1,081,001
Comcast Corp.
4.15% due 10/15/2028	4,500,000	5,052,660
		9,386,471
Oil & Gas — 1.5%
BP Capital Markets PLC
3.535% due 11/4/2024	5,000,000	5,142,053
		5,142,053
Packaging & Containers — 0.8%
WRKCo, Inc.
4.90% due 3/15/2029	2,400,000	2,580,982
		2,580,982
Pharmaceuticals — 2.8%
Bausch Health Cos., Inc.
6.125% due 4/15/2025(1)	1,650,000	1,625,250
Becton Dickinson and Co.
3.363% due 6/6/2024	4,700,000	4,698,245
CVS Health Corp.
3.25% due 8/15/2029	3,000,000	2,918,694
		9,242,189
Pipelines — 0.5%
Energy Transfer Operating LP
4.95% due 6/15/2028	2,000,000	1,654,319
		1,654,319
Real Estate Investment Trusts — 4.3%
Alexandria Real Estate Equities, Inc.
3.375% due 8/15/2031	2,460,000	2,393,519
American Tower Corp.
3.80% due 8/15/2029	4,000,000	4,049,200
Brixmor Operating Partnership LP
4.125% due 5/15/2029	2,300,000	2,334,057

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — (continued)
ERP Operating LP
2.50% due 2/15/2030	$ 2,000,000	$1,855,502
Mid-America Apartments LP
3.95% due 3/15/2029	3,500,000	3,566,273
		14,198,551
Retail — 0.8%
Target Corp.
3.375% due 4/15/2029	2,400,000	2,593,794
		2,593,794
Semiconductors — 0.6%
Broadcom, Inc.
4.75% due 4/15/2029(1)	2,000,000	2,028,705
		2,028,705
Software — 0.8%
Broadridge Financial Solutions, Inc.
2.90% due 12/1/2029	3,000,000	2,837,681
		2,837,681
Telecommunications — 2.4%
Rogers Communications, Inc.
3.70% due 11/15/2049	850,000	868,056
T-Mobile USA, Inc.
4.75% due 2/1/2028	1,650,000	1,718,970
Verizon Communications, Inc.
4.329% due 9/21/2028	3,700,000	4,208,085
4.522% due 9/15/2048	850,000	1,088,195
		7,883,306
Toys, Games & Hobbies — 0.5%
Hasbro, Inc.
3.90% due 11/19/2029	2,000,000	1,784,677
		1,784,677
Transportation — 0.6%
Union Pacific Corp.
3.70% due 3/1/2029	1,850,000	1,978,432
		1,978,432
Total Corporate Bonds & Notes		118,621,729
(Cost $125,253,362)
Non–Agency Mortgage–Backed Securities — 2.9%
BANK
2019-BN24 AS
3.283% due 11/15/2062	1,250,000	1,177,858
Citigroup Commercial Mortgage Trust
2016-C3 AS
3.366% due 11/15/2049(2)(3)	1,125,000	1,107,148
GS Mortgage Securities Corp. Trust
2017-485L A
3.721% due 2/10/2037(1)	1,500,000	1,504,990
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	750,000	800,787
2017-FARM A
3.541% due 1/10/2043(1)(2)(3)	1,200,000	1,225,005
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(1)	680,000	580,610

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Non–Agency Mortgage–Backed Securities — (continued)
UBS Commercial Mortgage Trust
2017-C2 A4
3.487% due 8/15/2050	$1,500,000	$1,554,670
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,539,547
Total Non–Agency Mortgage–Backed Securities		9,490,615
(Cost $10,007,133)
U.S. Government Agencies — 4.1%
Federal Farm Credit Banks Funding Corp.
1.60% due 1/21/2022	6,750,000	6,888,128
1.625% due 12/27/2021	6,750,000	6,894,801
Total U.S. Government Agencies		13,782,929
(Cost $13,530,356)
U.S. Government Securities — 31.6%
U.S. Treasury Bond
2.25% due 8/15/2049	14,600,000	17,786,336
2.375% due 11/15/2049	720,000	897,019
U.S. Treasury Note
1.125% due 2/28/2025	2,500,000	2,591,699
1.125% due 2/28/2027	2,700,000	2,805,363
1.50% due 9/30/2021	9,300,000	9,481,277
1.50% due 9/30/2024	53,550,000	56,269,336
1.50% due 2/15/2030	5,005,000	5,388,782
1.625% due 10/31/2026	1,500,000	1,605,645
1.625% due 8/15/2029	7,580,000	8,226,965
1.75% due 11/15/2029	500,000	549,297
Total U.S. Government Securities		105,601,719
(Cost $98,164,220)
Short–Term Investment — 2.7%
Repurchase Agreements — 2.7%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $8,877,000
due 4/1/2020(4)	$8,877,000	8,877,000
Total Repurchase Agreements		8,877,000
(Cost $8,877,000)
Total Investments(5) — 99.5%		332,135,881
(Cost $330,603,771)
Assets in excess of other liabilities(6) — 0.5%		1,706,201
Total Net Assets — 100.0%		$333,842,082

(1)Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2020, the aggregate market value of these securities amounted to $26,023,817, representing 7.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(2)Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2020.

(3)Variable coupon rate based on weighted average interest rate of underlying mortgages.

(4)The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.75%	8/31/2023	$ 8,345,000	$ 9,056,570

(5)Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

(6)Assets in excess of other liabilities include net unrealized depreciation on futures contracts as follows:

Open futures contracts at March 31, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	June 2020	200	Long	$ 43,424,089	$ 44,076,562	$ 652,473

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

U.S. Long Bond	June 2020	280	Long	46,598,708	50,137,500	3,538,792
U.S. Ultra Long Bond	June 2020	10	Long	2,019,720	2,218,750	199,030
Total				$ 92,042,517	$ 96,432,812	$ 4,390,295

				Notional	Notional
						Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 5-Year Long Ultra	June 2020	100	Short	$ (12,358,539)	$ (12,535,938)	$ (177,399)
U.S. 10-Year Treasury Note	June 2020	225	Short	(29,875,048)	(31,204,688)	(1,329,640)
U.S. Ultra 10-Year Treasury Note	June 2020	355	Short	(52,316,847)	(55,391,094)	(3,074,247)
Total				$ (94,550,434)	$ (99,131,720)	$ (4,581,286)

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Agency Mortgage–Backed Securities	$—	$58,281,020	$	— $	58,281,020
Asset–Backed Securities	—	17,480,869		—	17,480,869
Corporate Bonds & Notes	—	118,621,729		—	118,621,729
Non–Agency Mortgage–Backed Securities	—	9,490,615		—	9,490,615
U.S. Government Agencies	—	13,782,929		—	13,782,929
U.S. Government Securities	—	105,601,719		—	105,601,719
Repurchase Agreements	—	8,877,000		—	8,877,000
Total	$—	$332,135,881	$	— $	332,135,881
Other Financial Instruments
Futures Contracts
Assets	$4,390,295	$—	$	— $	4,390,295
Liabilities	(4,581,286)	—		—	(4,581,286)
Total	$(190,991)	$—	$	— $	(190,991)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Agency Mortgage–Backed Securities — 30.2%
Fannie Mae ACES
2015-M17 A2
3.028% due 11/25/2025(1)(2)	$ 3,300,000	$3,502,232
Federal National Mortgage Association
3.50% due 3/1/2034	7,298,883	7,672,568
3.50% due 8/1/2049	5,237,421	5,523,490
3.50% due 10/1/2049	6,572,220	6,935,630
4.00% due 12/1/2048	4,373,947	4,657,251
4.00% due 5/1/2049	5,447,537	5,799,941
Freddie Mac Multifamily Structured Pass-Through Certificates
K026 A2
2.51% due 11/25/2022	2,865,000	2,948,481
K030 A2
3.25% due 4/25/2023(1)(2)	5,000,000	5,267,358
K032 A2
3.31% due 5/25/2023(1)(2)	2,490,000	2,651,287
K035 A2
3.458% due 8/25/2023(1)(2)	4,000,000	4,279,482
K054 A2
2.745% due 1/25/2026	8,500,000	9,109,441
K058 A2
2.653% due 8/25/2026	1,500,000	1,608,793
K063 A2
3.43% due 1/25/2027(1)(2)	946,945	1,060,487
K064 A2
3.224% due 3/25/2027	5,500,000	6,098,145
K066 A2
3.117% due 6/25/2027	6,000,000	6,702,374
K073 A2
3.35% due 1/25/2028	4,277,000	4,867,146
K076 A2
3.90% due 4/25/2028	1,550,000	1,821,314
K730 A2
3.59% due 1/25/2025(1)(2)	3,878,310	4,226,476
Total Agency Mortgage–Backed Securities		84,731,896
(Cost $82,394,937)
Asset–Backed Securities — 10.2%
Ally Master Owner Trust
2017-3 A2
2.04% due 6/15/2022	740,000	734,932
American Express Credit Account Master Trust
2019-1 A
2.87% due 10/15/2024	2,600,000	2,678,983
AmeriCredit Automobile Receivables Trust
2017-1 C
2.71% due 8/18/2022	1,250,000	1,241,235
BA Credit Card Trust
2018-A1 A1
2.70% due 7/17/2023	2,500,000	2,523,688
BlueMountain CLO Ltd.
2014-2A BR2
3.569% (LIBOR 3 Month + 1.75%) due 10/20/2030(2)(3)	600,000	516,340
BMW Vehicle Lease Trust
2018-1 A4
3.36% due 3/21/2022	1,625,000	1,626,188
Capital One Prime Auto Receivables Trust
2020-1 A2
1.64% due 6/15/2023	2,000,000	2,001,168
CarMax Auto Owner Trust
2016-3 A4
1.60% due 1/18/2022	1,200,645	1,194,773
Chase Issuance Trust
2012-A7 A7
2.16% due 9/15/2024	1,170,000	1,194,401

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Asset–Backed Securities — (continued)
Citibank Credit Card Issuance Trust
2014-A1 A1
2.88% due 1/23/2023	$ 2,050,000	$2,067,814
CNH Equipment Trust
2017-B A4
2.17% due 4/17/2023	1,000,000	1,013,371
Discover Card Execution Note Trust
2015-A4 A4
2.19% due 4/17/2023	1,000,000	988,298
Enterprise Fleet Financing LLC
2020-1 A2
1.78% due 12/22/2025(3)	2,000,000	1,988,902
Ford Credit Auto Owner Trust
2016-2 A
2.03% due 12/15/2027(3)	700,000	699,938
GM Financial Automobile Leasing Trust
2019-1 A3
2.98% due 12/20/2021	621,000	624,107
GM Financial Consumer Automobile
2017-1A A4
2.06% due 5/16/2023(3)	2,100,000	2,091,478
Hyundai Auto Receivables Trust
2019-A A3
2.66% due 6/15/2023	1,152,000	1,158,063
Toyota Auto Receivables Owner Trust
2018-A A3
2.35% due 5/16/2022	1,030,839	1,032,580
Verizon Owner Trust
2019-A A1A
2.93% due 9/20/2023	1,345,000	1,367,557
Volkswagen Auto Loan Enhanced Trust
2018-1 A4
3.15% due 7/22/2024	700,000	707,072
Voya CLO Ltd.
2016-3A A3R
3.569% (LIBOR 3 Month + 1.75%) due 10/18/2031(2)(3)	1,200,000	1,104,277
Total Asset–Backed Securities		28,555,165
(Cost $28,723,215)
Corporate Bonds & Notes — 1.5%
Commercial Banks — 1.0%
Bank of America Corp.
2.881% (2.881% fixed rate until 4/24/2022; LIBOR 3 Month + 1.021% thereafter) due 4/24/2023(2)	1,250,000	1,255,094
JPMorgan Chase & Co.
3.875% due 2/1/2024	1,500,000	1,606,418
		2,861,512
Retail — 0.5%
Walmart, Inc.
3.30% due 4/22/2024	1,250,000	1,326,586
		1,326,586
Total Corporate Bonds & Notes		4,188,098
(Cost $4,217,439)
Non–Agency Mortgage–Backed Securities — 8.7%
Aventura Mall Trust
2013-AVM A
3.743% due 12/5/2032(1)(2)(3)	1,240,000	1,224,260
2013-AVM B
3.743% due 12/5/2032(1)(2)(3)	2,610,000	2,576,870

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

	Principal
March 31, 2020 (unaudited)	Amount	Value
Non–Agency Mortgage–Backed Securities — (continued)
BAMLL Commercial Mortgage Securities Trust
2015-200P A
3.218% due 4/14/2033(3)	$1,450,000	$1,489,613
CGRBS Commercial Mortgage Trust
2013-VN05 A
3.369% due 3/13/2035(3)	2,000,000	1,980,229
2013-VN05 B
3.584% due 3/13/2035(1)(2)(3)	6,500,000	6,498,434
Commercial Mortgage Trust
2013-WWP B
3.726% due 3/10/2031(3)	3,075,000	3,191,438
2013-WWP D
3.898% due 3/10/2031(3)	1,397,000	1,456,124
Four Times Square Trust Commercial Mortgage Pass-Through Certificate
2006-4TS C
5.452% due 12/13/2028(3)	2,500,000	2,476,193
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	1,410,000	1,505,479
JP Morgan Chase Commercial Mortgage Securities Trust
2012-C6 A3
3.507% due 5/15/2045	1,041,719	1,065,326
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,000,000	1,026,364
Total Non–Agency Mortgage–Backed Securities		24,490,330
(Cost $25,128,501)
U.S. Government Agencies — 10.6%
Federal Farm Credit Banks Funding Corp.
1.60% due 1/21/2022	6,750,000	6,888,128
1.625% due 12/27/2021	6,750,000	6,894,801
Federal Home Loan Bank
2.375% due 9/10/2021	15,500,000	15,923,840
Total U.S. Government Agencies		29,706,769
(Cost $29,188,705)
U.S. Government Securities — 36.5%
U.S. Treasury Note
0.50% due 3/15/2023	750,000	754,746
1.375% due 10/15/2022	2,500,000	2,570,508
1.50% due 9/30/2021	7,100,000	7,238,395
1.50% due 9/30/2024	57,300,000	60,209,766
1.625% due 12/31/2021	2,700,000	2,766,445
1.75% due 7/15/2022	27,800,000	28,752,367
Total U.S. Government Securities		102,292,227
(Cost $98,621,899)
Short–Term Investment — 3.6%
Repurchase Agreements — 3.6%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2020, proceeds at maturity value of $9,974,000,
due 4/1/2020(4)	$9,974,000	9,974,000
Total Repurchase Agreements		9,974,000
(Cost $9,974,000)
Total Investments(5) — 101.3%		283,938,485
(Cost $278,248,696)
Liabilities in excess of other assets(6) — (1.3)%		(3,543,285)
Total Net Assets — 100.0%		$280,395,200

(1)Variable coupon rate based on weighted average interest rate of underlying mortgages.

(2)Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2020.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

(3)Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2020, the aggregate market value of these securities amounted to $27,294,096, representing 9.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(4)The table below presents collateral for repurchase agreements.

		Maturity	Principal
Security	Coupon	Date	Amount	Value
U.S. Treasury Note	2.25%	11/15/2024	$ 9,300,000	$ 10,177,539

(5)Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

(6)Liabilities in excess of other assets include net unrealized appreciation on futures contracts as follows:

Open futures contracts at March 31, 2020:

				Notional	Notional
						Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 5-Year Treasury Note	June 2020	200	Long	$24,672,207	$25,071,875	$399,668
U.S. Ultra 10-Year Treasury Note	June 2020	120	Long	17,738,594	18,723,750	985,156
Total				$42,410,801	$43,795,625	$ 1,384,824

				Notional	Notional
						Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	June 2020	45	Short	$(9,900,071)	$(9,917,227)	$(17,156)
U.S. Long Bond	June 2020	9	Short	(1,496,783)	(1,611,562)	(114,779)
Total				$ (11,396,854)	$ (11,528,789)	$(131,935)

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Agency Mortgage–Backed Securities	$—	$84,731,896	$	— $	84,731,896
Asset–Backed Securities	—	28,555,165		—	28,555,165
Corporate Bonds & Notes	—	4,188,098		—	4,188,098
Non–Agency Mortgage–Backed Securities	—	24,490,330		—	24,490,330
U.S. Government Agencies	—	29,706,769		—	29,706,769
U.S. Government Securities	—	102,292,227		—	102,292,227
Repurchase Agreements	—	9,974,000		—	9,974,000
Total	$—	$283,938,485	$	— $	283,938,485
Other Financial Instruments
Futures Contracts
Assets	$1,384,824	$—	$	— $	1,384,824
Liabilities	(131,935)	—		—	(131,935)
Total	$1,252,889	$—	$	— $	1,252,889

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust's Board of Trustees and are noted, if any, in the Funds' Schedule of Investments. As of March 31, 2020, Guardian Core Plus Fixed Income VIP Fund held one illiquid security.

Fair Value Measurements

In accordance with Financial Accounting Standards Board ("FASB") Codification Topic 820 ("ASC Topic 820"), fair value is defined as the price that the Fund would receive upon selling an investment in an "arm's length" transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument's assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of March 31, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

The Funds' policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds' Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a financial instrument's placement within the hierarchy, the Trust separates the Funds' investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds' assets and liabilities carried at fair value as of March 31, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds' Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds' results of operations. As of March 31, 2020, the Funds had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the quarter ended March 31, 2020, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration.

For information about the Funds' policy regarding valuation of investments and other significant accounting policies, please see the Funds' most recent annual report to shareholders filed on the Securities and Exchange Commission's website at https://www.sec.gov.